UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: July 1, 2016 through December 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Mid Cap/Multi-Cap Funds

December 31, 2016 (Unaudited)

JPMorgan Growth Advantage Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Mid Cap Value Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

January 25, 2017 (Unaudited)

Dear Shareholder,

The continued expansion of the U.S. economy through the second half of 2016 helped support U.S. equity prices and spurred the U.S. Federal Reserve (the “Fed”) to raise interest rates in December. During the period, corporate earnings overall showed positive growth and by the end of the year the unemployment rate had reached it lowest levels since 2007.

“We believe the market performance over the past year has further validated both patience and diversification as fundamental components of a sound investment strategy.”

Gross domestic product in the U.S. rose by an estimated 3.5% in the third quarter of 2016, surpassing other developed markets. Global oil prices also continued to rise for most of the reporting period and the price of West Texas Intermediate crude reached a 15-month high in November. The Standard & Poor’s 500 Index reached fresh closing highs in July and August and remained buoyant through October.

The November 8th victory of Republican Party presidential candidate Donald Trump surprised many investors and led to brief declines in global equities. However, within 24 hours global share prices had largely recovered. U.S. equity prices rallied through the end of the year, reaching new highs in December.

Against this backdrop, the Fed raised interest rates by a quarter of a percentage point on December 14th. “Economic growth has picked up since the middle of the year,” said Fed Chairwoman Janet Yellen. “We expect the economy will continue to perform well.”

While the prospect of further interest rate increases put pressure on U.S. bond prices, equities provided investors with positive returns. We believe the market performance over the past year has further validated both patience and diversification as fundamental components of a sound investment strategy.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	1

J.P. Morgan Mid Cap/Multi-Cap Funds

MARKET OVERVIEW

SIX MONTHS ENDED DECEMBER 31, 2016 (Unaudited)

U.S. equity investments generally continued to outperform both other developed markets and emerging markets during the second half of 2016. Rebounding in the wake of the U.K.’s vote to exit from the European Union, the Standard & Poor’s 500 (the “S&P 500”) reached new closing highs in July and August. Global oil prices also continued to rise during the reporting period and reached 15-month highs in advance of the November 30th meeting of the Organization of Petroleum Exporting Countries.

Meanwhile, the November 8th victory of Republican Party presidential candidate Donald Trump surprised many investors and led to brief declines in global equities. The U.S. equity market recovered within a day and in the following weeks the S&P 500 surpassed 2,200 points for the first time and reached eight new closing highs by the end of 2016. The Dow Jones Industrial Average surpassed 19,000 points for the first time and reached 17 new closing highs between the election and the end of the year. In particular, energy, pharmaceutical and financial sector stocks generally rose amid investor expectations that a Trump administration’s policies would be beneficial for those industries.

During the reporting period, value stocks generally outperformed growth stocks and small-cap and mid-cap stocks outperformed large-cap stocks. By sector, the energy and financials sectors were top performers, while the health care and real estate sectors underperformed other sectors. For the six months ended December 31, 2016, the Russell MidCap Index returned 7.87% and the Russell 3000 Index returned 8.79%.

2	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

JPMorgan Growth Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	5.20%
Russell 3000 Growth Index	6.18%

Net Assets as of 12/31/2016 (In Thousands)	$6,101,660

INVESTMENT OBJECTIVE**

The JPMorgan Growth Advantage Fund (the “Fund”) seeks to provide long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class A Shares, without a sales charge, underperformed the Russell 3000 Growth Index (the “Benchmark”) for the six months ended December 31, 2016. The Fund’s security selection in the health care and consumer discretionary sectors was a leading detractor from performance relative to the Benchmark. The Fund’s security selection in the financials sector and its underweight position in the consumer staples sector were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight position in Acadia Healthcare Co., its underweight position in Apple Inc. and its allocation to Bristol-Myers Squibb Co. Shares of Acadia Healthcare, an operator of inpatient psychiatric and substance abuse treatment centers, fell after the company forecast lower-than-expected earnings and revenue. Shares of Apple, a maker of computers and mobile devices, rose amid the broader trend of increased investment in U.S. equities during the reporting period. Shares of Bristol Myers Squibb, a drug maker, fell amid investor concerns about the company’s ability to compete in the market for lung cancer treatments.

Leading individual contributors to relative performance included the Fund’s overweight positions in Charles Schwab Co., East West Bancorp Inc. and Arista Networks Inc.

Shares of Charles Schwab, a discount securities brokerage, and East West Bancorp, a California regional bank, rose amid an increase in U.S. interest rates. Shares of Arista Networks, a maker of data network equipment, rose after the company reported earnings growth and raised its earnings forecast.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies across market capitalizations in an effort to construct portfolios of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Alphabet, Inc., Class C	6.3%
2.	Facebook, Inc., Class A	4.3
3.	Amazon.com, Inc.	3.9
4.	UnitedHealth Group, Inc.	3.0
5.	Waste Connections, Inc., (Canada)	2.6
6.	Microsoft Corp.	2.6
7.	Apple, Inc.	2.4
8.	Mohawk Industries, Inc.	2.3
9.	Electronic Arts, Inc.	1.9
10.	Visa, Inc., Class A	1.8

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	38.1%
Consumer Discretionary	16.6
Industrials	14.2
Health Care	14.1
Financials	8.0
Consumer Staples	2.2
Energy	2.2
Materials	1.8
Real Estate	1.0
Short-Term Investment	1.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2016. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	3

JPMorgan Growth Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	October 29, 1999
With Sales Charge**		(0.33)%	(4.23)%	13.76%	8.44%
Without Sales Charge		5.20	1.07	14.99	9.02
CLASS C SHARES	May 1, 2006
With CDSC***		3.96	(0.41)	14.42	8.46
Without CDSC		4.96	0.59	14.42	8.46
CLASS R5 SHARES	January 8, 2009	5.41	1.41	15.43	9.44
CLASS R6 SHARES	December 23, 2013	5.47	1.54	15.50	9.47
SELECT CLASS SHARES	May 1, 2006	5.36	1.30	15.20	9.26

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/06 TO 12/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R5 Shares prior to their inception date are based on the performance of Select Class Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares from January 8, 2009 to December 23, 2013 and Select Class Shares prior to January 8, 2009. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares and Select Class Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth Advantage Fund, the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Funds Index from December 31, 2006 to December 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. The Lipper Multi-Cap Growth Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	5.56%
Russell Midcap Index	7.87%

Net Assets as of 12/31/2016 (In Thousands)	$2,608,317

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Equity Fund (the “Fund”) seeks long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares underperformed the Russell Midcap Index (the “Benchmark”) for the six months ended December 31, 2016. The Fund’s overweight position and security selection in the health care sector and its underweight position and security selection in the energy sector were leading detractors from performance relative to the Benchmark. The Fund’s security selection in the financial sector and its underweight position in the utilities sectors were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Acadia Healthcare Co., EQT Corp. and Dollar General Corp. Shares of Acadia Healthcare, an operator of inpatient psychiatric and substance abuse treatment centers, fell after the company forecast lower-than-expected earnings and revenue. Shares of EQT, a natural gas producer, fell after the company forecast higher-than-expected capital expenditures and lower product volumes for 2017. Shares of Dollar General, a discount retail chain, fell after the company reported lower-than-expected sales.

Leading individual contributors to relative performance included the Fund’s overweight positions in TD Ameritrade Holdings Co., Hilton Worldwide Holdings Inc. and Fifth Third Bancorp. Shares of both TD Ameritrade, a discount securities brokerage, and Fifth Third Bancorp, an Ohio regional bank, rose amid an increase in U.S. interest rates. Shares of Hilton Worldwide, a hotels and resorts operator, rose after management reaffirmed its forecast for revenue growth and on better-than-expected revenue per available room.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Mohawk Industries, Inc.	2.2%
2.	Hilton Worldwide Holdings, Inc.	1.8
3.	Amphenol Corp., Class A	1.5
4.	Waste Connections, Inc., (Canada)	1.3
5.	Electronic Arts, Inc.	1.3
6.	NVIDIA Corp.	1.2
7.	Energen Corp.	1.1
8.	Humana, Inc.	1.1
9.	Carlisle Cos., Inc.	1.1
10.	Fortune Brands Home & Security, Inc.	1.1

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	18.2%
Consumer Discretionary	17.9
Financials	15.7
Industrials	13.2
Health Care	9.5
Real Estate	5.6
Consumer Staples	4.7
Utilities	4.5
Energy	4.0
Materials	3.3
Short-Term Investment	3.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2016. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	5

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 2, 2009
With Sales Charge**		(0.17)%	1.38%	12.77%	7.17%
Without Sales Charge		5.36	6.98	14.00	7.75
CLASS C SHARES	November 2, 2009
With CDSC***		4.11	5.46	13.43	7.36
Without CDSC		5.11	6.46	13.43	7.36
CLASS R2 SHARES	March 14, 2014	5.25	6.72	13.84	7.67
CLASS R5 SHARES	March 14, 2014	5.63	7.48	14.47	8.05
CLASS R6 SHARES	March 14, 2014	5.63	7.54	14.50	8.06
SELECT CLASS SHARES	January 1, 1997	5.56	7.36	14.40	8.02

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/06 TO 12/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A and Class C Shares prior to their inception date are based on the performance of Select Class Shares. The actual returns of Class A and Class C Shares would have been lower than those shown because Class A and Class C Shares have higher expenses than Select Class Shares.

Returns for Class R2 Shares prior to their inception date are based of Class A Shares from November 2, 2009 to March 13, 2014 and Select Class Shares prior to November 2, 2009. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A and Select Class Shares.

Returns for Class R5 and Class R6 Shares prior to their inception date are based on the performance of Select Class Shares. The actual returns of Class R5 and Class R6 Shares would have been different because Class R5 and Class R6 Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of JPMorgan Mid Cap Equity Fund, the Russell Midcap Index, and the Lipper Multi-Cap Growth Funds Index from December 31, 2006 to December 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Core Funds Index and the Lipper Multi-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. The Lipper Mid-Cap Core Funds Index and the Lipper Multi-Cap Growth Funds Index are indices based on total returns of certain mutual funds within the mid cap fund categories as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.70%
Russell Midcap Growth Index .	5.07%

Net Assets as of 12/31/2016 (In Thousands) .	$2,717,536

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Growth Fund (the “Fund”) seeks growth of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares underperformed the Russell Midcap Growth Index (the “Benchmark”) for the six months ended December 31, 2016. The Fund’s security selection in the health care and consumer discretionary sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the financials sector and its overweight position in the technology sector were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Acadia Healthcare Co., Dollar General Corp. and Inovalon Holdings Inc. Shares of Acadia Healthcare, an operator of inpatient psychiatric and substance abuse treatment centers, fell after the company forecast lower-than-expected earnings and revenue. Shares of Dollar General, a discount retail chain, fell following weaker-than-expected sales. Shares of Inovalon Holdings, a cloud computing technology provider, fell after the company reduced its forecast for earnings and sales.

Leading individual contributors to relative performance included the Fund’s overweight positions in TD Ameritrade Holdings Co., East West Bancorp Inc. and Cavium Inc.

Shares of both TD Ameritrade, a discount securities brokerage, and East West Bancorp, a California regional bank, rose amid an increase in U.S. interest rates. Shares of Cavium, a semiconductor manufacturer, rose after the company posted better-than-expected earnings.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies in an effort to construct a portfolio of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Mohawk Industries, Inc.	2.8%
2.	Electronic Arts, Inc.	2.7
3.	Waste Connections, Inc., (Canada)	2.7
4.	NVIDIA Corp.	2.4
5.	Hilton Worldwide Holdings, Inc.	2.3
6.	Vantiv, Inc., Class A	2.2
7.	Ross Stores, Inc.	1.9
8.	O’Reilly Automotive, Inc.	1.9
9.	Amphenol Corp., Class A	1.8
10.	Acuity Brands, Inc.	1.8

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	27.0%
Consumer Discretionary	19.0
Industrials	18.0
Health Care	14.8
Financials	9.5
Consumer Staples	3.0
Materials	2.6
Energy	2.4
Real Estate	1.4
Short-Term Investment	2.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2016. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	7

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge**		(1.89)%	(5.37)%	11.98%	6.83%
Without Sales Charge		3.55	(0.12)	13.19	7.41
CLASS C SHARES	November 4, 1997
With CDSC***		2.27	(1.60)	12.63	6.83
Without CDSC		3.27	(0.60)	12.63	6.83
CLASS R2 SHARES	June 19, 2009	3.47	(0.26)	13.02	7.24
CLASS R3 SHARES	September 9, 2016	3.57	(0.10)	13.20	7.41
CLASS R4 SHARES	September 9, 2016	3.69	0.15	13.48	7.68
CLASS R5 SHARES	November 1, 2011	3.75	0.33	13.70	7.80
CLASS R6 SHARES	November 1, 2011	3.77	0.37	13.76	7.83
SELECT CLASS SHARES	March 2, 1989	3.70	0.19	13.54	7.72

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/06 TO 12/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for the Class R2, Class R3, Class R4, Class R5 and Class R6 Shares prior to their inception dates are based on the performance of Select Class Shares. Prior performance for Class R2, Class R3 and Class R4 Shares has been adjusted to reflect the differences in expenses between classes. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Mid Cap Growth Fund, the Russell Midcap Growth Index, the Lipper Mid-Cap Growth Funds Index and the Lipper Multi-Cap Growth Funds Index from December 31, 2006 to December 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Growth Funds Index and the Lipper Multi-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Mid-Cap Growth Funds Index and the Lipper Multi-Cap Growth Funds Index are indices based on total returns of certain mutual funds as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)* (1)	7.59%
Russell Midcap Value Index	10.22%

Net Assets as of 12/31/2016 (In Thousands) .	$17,139,226

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Value Fund (the “Fund”) seeks growth from capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares underperformed the Russell Midcap Value Index (the “Benchmark”) for the six months ended December 31, 2016. The Fund’s security selection in the industrials sector and its overweight position and security selection in the consumer staples sector were leading detractors from performance relative to the Benchmark. The Fund’s underweight positions in both the real estate and utilities sectors were a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in EQT Corp., Marsh & McLennan Cos. and Newell Brands Inc. (formerly named Newell Rubbermaid Inc.) Shares of EQT, a natural gas producer, fell after the company forecast higher-than-expected capital expenditures and lower product volumes for 2017. Shares of Marsh & McLennan, an insurance and risk consulting company that was not held in the Benchmark, underperformed the broader financials sector during the reporting period. Shares of Newell Rubbermaid, a household products maker that was not held in the Benchmark, fell following mixed quarterly financial results and investor concerns about the company’s divestiture of assets.

Leading individual contributors to relative performance included the Fund’s overweight positions in Kohl’s Corp., Citizens Financial Group Inc. and Fifth Third Bancorp. Shares of Kohl’s, a discount apparel retailer, rose on better-than-expected earnings and strong revenue from back-to-school sales. Shares of both Fifth Third Bancorp, a regional bank based in Ohio, and Citizens Financial, a regional bank based in Rhode Island, rose amid an increase in U.S. interest rates.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in their view, sustainable levels of free cash flow.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Energen Corp.	2.2%
2.	EQT Corp.	2.0
3.	Loews Corp.	1.9
4.	M&T Bank Corp.	1.7
5.	Mohawk Industries, Inc.	1.7
6.	Fifth Third Bancorp	1.5
7.	SunTrust Banks, Inc.	1.4
8.	Arrow Electronics, Inc.	1.4
9.	WestRock Co.	1.4
10.	Xcel Energy, Inc.	1.4

PORTFOLIO COMPOSITION BY SECTOR***
Financials	22.2%
Consumer Discretionary	16.9
Information Technology	9.7
Real Estate	9.5
Utilities	8.8
Industrials	8.5
Consumer Staples	6.4
Energy	5.2
Health Care	4.3
Materials	4.0
Short-Term Investment	4.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2016. The Fund’s portfolio composition is subject to change.
(1)	On December 1, 2016, the Fund’s Institutional Class Shares were redesignated and renamed Class L Shares.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	9

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 30, 2001
With Sales Charge**		1.70%	8.06%	13.63%	7.40%
Without Sales Charge		7.33	14.06	14.87	7.99
CLASS C SHARES	April 30, 2001
With CDSC***		6.04	12.48	14.28	7.44
Without CDSC		7.04	13.48	14.28	7.44
CLASS L SHARES (FORMERLY INSTITUTIONAL SHARES)	November 13, 1997	7.59	14.62	15.43	8.52
CLASS R2 SHARES	November 3, 2008	7.15	13.75	14.57	7.75
CLASS R3 SHARES	September 9, 2016	7.32	14.05	14.86	7.98
CLASS R4 SHARES	September 9, 2016	7.45	14.35	15.15	8.25
CLASS R5 SHARES	September 9, 2016	7.57	14.60	15.43	8.51
CLASS R6 SHARES	September 9, 2016	7.58	14.61	15.43	8.51
SELECT CLASS SHARES	October 31, 2001	7.47	14.37	15.15	8.25

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/06 TO 12/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 and Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 and Class R3 Shares would have been lower than those shown because Class R2 and Class R3 Shares have higher expenses than Class A Shares.

Returns for the Class R4 Shares prior to their inception date are based on the performance of Select Class Shares. The actual returns of Class R4 Shares would have been different because Class R4 Shares have different expenses than Select Class Shares.

Returns for the Class R5 and R6 Shares prior to their inception dates are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Mid Cap Value Fund, the Russell Midcap Value Index, the Lipper Mid-Cap Value Funds Index and the Lipper Multi-Cap Core Funds Index from December 31, 2006 to December 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Value Funds Index and the Lipper Multi-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Mid-Cap Value Funds Index and the Lipper Multi-Cap Core Funds Index are indices based on total returns of certain mutual funds within the mid cap and multi cap fund categories, respectively, as determined by Lipper, Inc. Investors cannot invest directly in an index.

10	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	11

JPMorgan Multi-Cap Market Neutral Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.68%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.18%

Net Assets as of 12/31/16 (In Thousands)	$168,681

INVESTMENT OBJECTIVE**

The JPMorgan Multi-Cap Market Neutral Fund (the “Fund”) seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares outperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Benchmark”) for the six months ended December 31, 2016. U.S. equity securities, which were not included in the Benchmark, generally outperformed U.S. Treasury bonds during the reporting period. The Fund’s security selection in the industrials and information technology sectors helped the Fund’s performance relative to the Benchmark, while the Fund’s security selection in the consumer staples and telecom services sectors detracted from relative performance.

Leading individual contributors to Fund returns included its long positions in Steel Dynamics Inc. and NCR Corp., and its short position in Acadia Healthcare Co. Shares of Steel Dynamics, a steel making and metal recycling company, rose amid investor expectations that the domestic steel sector would benefit from the policies of the incoming Trump administration. Shares of NCR, a maker of automatic teller machines and other transaction technology, rose on an improved business environment for its financial services clients. Shares of Acadia Healthcare, an operator of inpatient psychiatric and substance abuse treatment centers, fell after the company forecast lower-than-expected earnings and revenue.

Leading individual detractors from Fund returns included its short positions in Micron Technology, NetSuite, and Cavium Inc. Shares of Micron Technology, a semiconductor manufacturer, rose after the company posted better-than-expected earnings and raised its forecast for 2017 results. Shares of NetSuite, a provider of cloud-computing services, rose following news of a $9.3 billion acquisition offer from Oracle Corp. Shares of Cavium, a maker of semiconductors for the telecommunications sector, rose on better-than-expected earnings.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share. Companies that ranked lowest in the above factors were selected by the Fund’s portfolio managers for possible short sales.

TOP TEN LONG POSITIONS OF THE PORTFOLIO***
1.	NCR Corp.	1.2%
2.	QUALCOMM, Inc.	1.0
3.	Lam Research Corp.	1.0
4.	Hologic, Inc.	1.0
5.	eBay, Inc.	1.0
6.	Microsoft Corp.	1.0
7.	Western Union Co. (The)	1.0
8.	Humana, Inc.	1.0
9.	Steel Dynamics, Inc.	1.0
10.	Allison Transmission Holdings, Inc.	1.0

TOP TEN SHORT POSITIONS OF THE PORTFOLIO****
1.	Chevron Corp.	1.6%
2.	People’s United Financial, Inc.	1.6
3.	National Instruments Corp.	1.3
4.	CDW Corp.	1.3
5.	Microsemi Corp.	1.3
6.	Tesla Motors, Inc.	1.2
7.	Zoetis, Inc.	1.2
8.	Dominion Resources, Inc.	1.2
9.	AMERCO	1.2
10.	Amphenol Corp., Class A	1.2

12	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

LONG POSITION PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	24.0%
Consumer Discretionary	14.5
Industrials	13.3
Health Care	11.5
Consumer Staples	5.7
Materials	4.3
Energy	3.7
Utilities	3.6
Financials	2.8
Real Estate	2.0
Telecommunication Services	0.9
Short-Term Investment	13.7

SHORT POSITION PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	28.9%
Consumer Discretionary	18.5
Industrials	17.2
Health Care	11.3
Materials	5.7
Consumer Staples	5.3
Financials	3.5
Energy	3.3
Utilities	2.7
Real Estate	2.1
Telecommunication Services	1.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total long investments as of December 31, 2016. The Fund’s portfolio composition is subject to change.
****	Percentages indicated are based on total short investments as of December 31, 2016. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	13

JPMorgan Multi-Cap Market Neutral Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 23, 2003
With Sales Charge**		(3.83)%	(6.51)%	(0.04)%	(0.87)%
Without Sales Charge		1.52	(1.37)	1.05	(0.33)
CLASS C SHARES	May 23, 2003
With CDSC***		0.29	(2.98)	0.47	(0.99)
Without CDSC		1.29	(1.98)	0.47	(0.99)
SELECT CLASS SHARES	May 23, 2003	1.68	(1.15)	1.29	(0.08)

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/06 TO 12/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Multi-Cap Market Neutral Fund, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Alternative Equity Market Neutral Funds Index from December 31, 2006 to December 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund’s inception. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Alternative Equity Market Neutral Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Alternative Equity Market Neutral Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

JPMorgan Value Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)* (1)	13.25%
Russell 3000 Value Index	11.40%

Net Assets as of 12/31/2016 (In Thousands) .	$10,667,718

INVESTMENT OBJECTIVE**

The JPMorgan Value Advantage Fund (the “Fund”) seeks to provide long-term total return from a combination of income and capital gains.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares outperformed the Russell 3000 Value Index (the “Benchmark”) for the six months ended December 31, 2016. The Fund’s overweight position and security selection in the financials sector and its security selection and underweight position in the health care sector were leading contributors to performance relative to the Benchmark. The Fund’s security selection in the utilities sector and its security selection and underweight position in the industrials sector were leading detractors from relative performance.

Leading individual contributors to relative performance included the Fund’s underweight position in Berkshire Hathaway Inc. and its overweight positions in Citizens Financial Group Inc. and Delta Air Lines Inc. Shares of Berkshire Hathaway, a diversified holding company that was not held in the Fund, underperformed the broader financials sector during the reporting period. Shares of Citizens Financial, a regional bank based in Rhode Island, rose on investor expectations for increased earnings. Shares of Delta Air Lines rose on better-than-expected earnings.

Leading individual detractors from relative performance included the Fund’s overweight positions in Loews Corp. and Treehouse Foods Inc. and its underweight position in J.P.Morgan Chase & Co. Shares of Loews, a diversified holding company, underperformed the broader financials sector during the reporting period. Shares of Treehouse Foods, a packaged foods company, fell amid management changes and after the company reported lower-than-expected earnings and reduced its earnings forecast. Shares of J.P.Morgan Chase, a banking and financial services company that the Fund is prohibited from holding because of its affiliation with the Fund’s adviser, rose on investor expectations of an improved operating environment for large banks.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in the portfolio managers’

view, significant levels of free cash flow. During the reporting period, the Fund’s largest average overweight position remained the consumer discretionary sector, where the Fund’s portfolio managers found what they believed to be compelling investment opportunities. The Fund’s largest average underweight position was in the energy sector.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Wells Fargo & Co.	4.0%
2.	Bank of America Corp.	2.6
3.	Pfizer, Inc.	2.4
4.	Exxon Mobil Corp.	2.3
5.	Capital One Financial Corp.	2.3
6.	Loews Corp.	2.1
7.	American International Group, Inc.	1.7
8.	Delta Air Lines, Inc.	1.6
9.	Johnson & Johnson	1.6
10.	PNC Financial Services Group, Inc. (The)	1.5

PORTFOLIO COMPOSITION BY SECTOR***
Financials	32.4%
Consumer Discretionary	15.1
Health Care	9.0
Energy	7.2
Information Technology	7.0
Industrials	6.2
Consumer Staples	5.9
Utilities	5.8
Real Estate	4.5
Materials	3.8
Telecommunication Services	1.4
Short-Term Investment	1.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2016. The Fund’s portfolio composition is subject to change.
(1)	On December 1, 2016, the Fund’s Institutional Class Shares were redesignated and renamed Class L Shares.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	15

JPMorgan Value Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2005
With Sales Charge**		7.05%	10.38%	13.15%	7.25%
Without Sales Charge		12.98	16.49	14.38	7.82
CLASS C SHARES	February 28, 2005
With CDSC***		11.68	14.86	13.80	7.28
Without CDSC		12.68	15.86	13.80	7.28
CLASS L SHARES (FORMERLY INSTITUTIONAL SHARES)	February 28, 2005	13.25	17.03	14.95	8.37
CLASS R3 SHARES	September 9, 2016	12.95	16.46	14.37	7.82
CLASS R4 SHARES	September 9, 2016	13.12	16.73	14.66	8.10
CLASS R5 SHARES	September 9, 2016	13.25	17.03	14.95	8.37
CLASS R6 SHARES	September 9, 2016	13.27	17.05	14.96	8.37
SELECT CLASS SHARES	February 28, 2005	13.12	16.73	14.66	8.10

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/06 TO 12/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.

Returns for the Class R4 Shares prior to their inception date are based on the performance of Select Class Shares. The actual returns of Class R4 Shares would have been different because Class R4 Shares have different expenses than Select Class Shares.

Returns for the Class R5 and R6 Shares prior to their inception dates are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Value Advantage Fund, the Russell 3000 Value Index and the Lipper Multi-Cap Value Funds Index from December 31, 2006 to December 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. The Lipper Multi-Cap Value Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these

16	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	17

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 98.0%
	Consumer Discretionary — 16.6%
	Automobiles — 0.6%
167	Tesla Motors, Inc. (a)	35,750

	Distributors — 0.9%
1,753	LKQ Corp. (a)	53,714

	Hotels, Restaurants & Leisure — 3.5%
3,354	Hilton Worldwide Holdings, Inc.	91,215
1,245	Norwegian Cruise Line Holdings Ltd. (a)	52,958
1,297	Starbucks Corp.	72,010

		216,183

	Household Durables — 2.3%
687	Mohawk Industries, Inc. (a)	137,240

	Internet & Direct Marketing Retail — 7.0%
318	Amazon.com, Inc. (a)	238,309
481	Netflix, Inc. (a)	59,572
67	Priceline Group, Inc. (The) (a)	98,666
865	Wayfair, Inc., Class A (a)	30,308

		426,855

	Multiline Retail — 1.7%
881	Dollar General Corp.	65,234
821	Nordstrom, Inc.	39,331

		104,565

	Specialty Retail — 0.6%
146	Ulta Salon Cosmetics & Fragrance, Inc. (a)	37,119

	Total Consumer Discretionary	1,011,426

	Consumer Staples — 2.2%
	Beverages — 0.6%
843	Monster Beverage Corp. (a)	37,374

	Food & Staples Retailing — 1.0%
318	Casey’s General Stores, Inc.	37,745
1,157	Sprouts Farmers Market, Inc. (a)	21,894

		59,639

	Food Products — 0.6%
634	Tyson Foods, Inc., Class A	39,105

	Total Consumer Staples	136,118

	Energy — 2.2%
	Oil, Gas & Consumable Fuels — 2.2%
653	Concho Resources, Inc. (a)	86,548
488	EOG Resources, Inc.	49,317

	Total Energy	135,865

SHARES	SECURITY DESCRIPTION	VALUE($)

	Financials — 8.0%
	Banks — 2.2%
1,204	East West Bancorp, Inc.	61,184
494	Signature Bank (a)	74,199

		135,383

	Capital Markets — 5.8%
408	Affiliated Managers Group, Inc. (a)	59,224
152	BlackRock, Inc.	57,652
2,353	Charles Schwab Corp. (The)	92,861
849	Lazard Ltd., Class A	34,898
640	Nasdaq, Inc.	42,923
592	S&P Global, Inc.	63,664

		351,222

	Total Financials	486,605

	Health Care — 14.0%
	Biotechnology — 5.4%
151	Biogen, Inc. (a)	42,679
591	Celgene Corp. (a)	68,431
1,318	Gilead Sciences, Inc.	94,375
224	Intercept Pharmaceuticals, Inc. (a)	24,348
782	Kite Pharma, Inc. (a)	35,047
454	Spark Therapeutics, Inc. (a)	22,635
586	Vertex Pharmaceuticals, Inc. (a)	43,163

		330,678

	Health Care Equipment & Supplies — 0.2%
1,507	Novadaq Technologies, Inc., (Canada) (a)	10,686

	Health Care Providers & Services — 5.7%
2,140	Acadia Healthcare Co., Inc. (a)	70,837
413	Aetna, Inc.	51,241
225	Humana, Inc.	45,825
1,144	UnitedHealth Group, Inc.	183,070

		350,973

	Health Care Technology — 0.5%
717	Veeva Systems, Inc., Class A (a)	29,174

	Life Sciences Tools & Services — 0.7%
347	Illumina, Inc. (a)	44,481

	Pharmaceuticals — 1.5%
671	Eli Lilly & Co.	49,315
1,016	Revance Therapeutics, Inc. (a)	21,036
3,524	TherapeuticsMD, Inc. (a)	20,335

		90,686

	Total Health Care	856,678

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Industrials — 14.2%
	Airlines — 1.4%
1,640	Southwest Airlines Co.	81,733

	Building Products — 2.4%
1,134	Fortune Brands Home & Security, Inc.	60,613
573	Lennox International, Inc.	87,766

		148,379

	Commercial Services & Supplies — 2.6%
2,013	Waste Connections, Inc., (Canada)	158,170

	Electrical Equipment — 1.4%
378	Acuity Brands, Inc.	87,288

	Industrial Conglomerates — 0.9%
487	Carlisle Cos., Inc.	53,678

	Machinery — 2.8%
297	Middleby Corp. (The) (a)	38,256
664	Stanley Black & Decker, Inc.	76,154
542	WABCO Holdings, Inc. (a)	57,576

		171,986

	Professional Services — 0.8%
398	Equifax, Inc.	47,032

	Road & Rail — 0.8%
576	Old Dominion Freight Line, Inc. (a)	49,394

	Trading Companies & Distributors — 1.1%
1,598	HD Supply Holdings, Inc. (a)	67,910

	Total Industrials	865,570

	Information Technology — 38.0%
	Communications Equipment — 2.3%
441	Arista Networks, Inc. (a)	42,671
585	Harris Corp.	59,955
294	Palo Alto Networks, Inc. (a)	36,802

		139,428

	Electronic Equipment, Instruments & Components — 2.3%
1,146	Amphenol Corp., Class A	76,998
2,615	Corning, Inc.	63,466

		140,464

	Internet Software & Services — 12.3%
500	Alphabet, Inc., Class C (a)	385,836
184	CoStar Group, Inc. (a)	34,757
2,282	Facebook, Inc., Class A (a)	262,498
1,983	GoDaddy, Inc., Class A (a)	69,313

		752,404

SHARES	SECURITY DESCRIPTION	VALUE($)

	IT Services — 6.0%
1,011	Mastercard, Inc., Class A	104,407
1,769	PayPal Holdings, Inc. (a)	69,826
1,426	Vantiv, Inc., Class A (a)	85,000
1,388	Visa, Inc., Class A	108,268

		367,501

	Semiconductors & Semiconductor Equipment — 4.4%
1,431	Applied Materials, Inc.	46,169
470	Broadcom Ltd., (Singapore)	83,047
409	Lam Research Corp.	43,275
483	NVIDIA Corp.	51,598
464	NXP Semiconductors NV, (Netherlands) (a)	45,496

		269,585

	Software — 8.3%
595	Adobe Systems, Inc. (a)	61,266
1,463	Electronic Arts, Inc. (a)	115,210
583	Guidewire Software, Inc. (a)	28,764
2,515	Microsoft Corp.	156,276
684	salesforce.com, Inc. (a)	46,799
696	ServiceNow, Inc. (a)	51,704
864	Splunk, Inc. (a)	44,173

		504,192

	Technology Hardware, Storage & Peripherals — 2.4%
1,271	Apple, Inc.	147,190

	Total Information Technology	2,320,764

	Materials — 1.8%
	Construction Materials — 1.8%
638	Eagle Materials, Inc.	62,853
352	Vulcan Materials Co.	44,015

	Total Materials	106,868

	Real Estate — 1.0%
	Real Estate Management & Development — 1.0%
1,999	CBRE Group, Inc., Class A (a)	62,958

	Total Common Stocks (Cost $4,527,223)	5,982,852

Short-Term Investment — 1.8%
	Investment Company — 1.8%
108,763	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.410% (b) (l) (Cost $108,763)	108,763
	Total Investments — 99.8% (Cost $4,635,986)	6,091,615
	Other Assets in Excess of Liabilities — 0.2%	10,045

	NET ASSETS — 100.0%	$6,101,660

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	19

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 96.1%
	Consumer Discretionary — 17.9%
	Auto Components — 0.4%
291	BorgWarner, Inc.	11,467

	Automobiles — 0.2%
30	Tesla Motors, Inc. (a)	6,304

	Distributors — 1.0%
121	Genuine Parts Co.	11,592
507	LKQ Corp. (a)	15,527

		27,119

	Hotels, Restaurants & Leisure — 2.9%
341	Aramark	12,195
1,710	Hilton Worldwide Holdings, Inc.	46,522
49	Marriott International, Inc., Class A	4,054
272	Norwegian Cruise Line Holdings Ltd. (a)	11,572

		74,343

	Household Durables — 3.2%
156	Lennar Corp., Class A	6,706
293	Mohawk Industries, Inc. (a)	58,529
377	Newell Brands, Inc.	16,847

		82,082

	Internet & Direct Marketing Retail — 1.2%
152	Expedia, Inc.	17,179
57	Netflix, Inc. (a)	7,007
186	Wayfair, Inc., Class A (a)	6,506

		30,692

	Media — 1.1%
166	CBS Corp. (Non-Voting), Class B	10,534
241	DISH Network Corp., Class A (a)	13,938
232	TEGNA, Inc.	4,967

		29,439

	Multiline Retail — 2.2%
297	Dollar General Corp.	21,962
271	Kohl’s Corp.	13,374
439	Nordstrom, Inc.	21,032

		56,368

	Specialty Retail — 4.4%
16	AutoZone, Inc. (a)	12,638
231	Bed Bath & Beyond, Inc.	9,368
204	Best Buy Co., Inc.	8,692
400	Gap, Inc. (The)	8,979
87	O’Reilly Automotive, Inc. (a)	24,277
372	Ross Stores, Inc.	24,377
168	Tiffany & Co.	12,991

SHARES	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — continued
54	Ulta Salon Cosmetics & Fragrance, Inc. (a)	13,741

		115,063

	Textiles, Apparel & Luxury Goods — 1.3%
466	Gildan Activewear, Inc., (Canada)	11,814
121	PVH Corp.	10,953
56	Ralph Lauren Corp.	5,099
118	VF Corp.	6,301

		34,167

	Total Consumer Discretionary	467,044

	Consumer Staples — 4.7%
	Beverages — 1.3%
75	Constellation Brands, Inc., Class A	11,451
173	Dr Pepper Snapple Group, Inc.	15,725
146	Monster Beverage Corp. (a)	6,487

		33,663

	Food & Staples Retailing — 1.6%
115	Casey’s General Stores, Inc.	13,671
497	Kroger Co. (The)	17,140
475	Rite Aid Corp. (a)	3,913
329	Sprouts Farmers Market, Inc. (a)	6,225

		40,949

	Food Products — 0.8%
116	TreeHouse Foods, Inc. (a)	8,346
194	Tyson Foods, Inc., Class A	11,947

		20,293

	Household Products — 0.2%
122	Energizer Holdings, Inc.	5,456

	Personal Products — 0.8%
598	Coty, Inc., Class A	10,941
144	Edgewell Personal Care Co. (a)	10,519

		21,460

	Total Consumer Staples	121,821

	Energy — 3.9%
	Oil, Gas & Consumable Fuels — 3.9%
160	Concho Resources, Inc. (a)	21,242
503	Energen Corp. (a)	29,025
405	EQT Corp.	26,499
434	PBF Energy, Inc., Class A	12,103
282	Range Resources Corp.	9,686
380	Southwestern Energy Co. (a)	4,109

	Total Energy	102,664

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Financials — 15.3%
	Banks — 5.4%
420	Citizens Financial Group, Inc.	14,975
310	East West Bancorp, Inc.	15,747
725	Fifth Third Bancorp	19,564
141	First Republic Bank	13,034
752	Huntington Bancshares, Inc.	9,939
312	Investors Bancorp, Inc.	4,353
146	M&T Bank Corp.	22,834
117	Signature Bank (a)	17,558
345	SunTrust Banks, Inc.	18,917
128	Zions Bancorp	5,513

		142,434

	Capital Markets — 5.4%
125	Affiliated Managers Group, Inc. (a)	18,133
75	Ameriprise Financial, Inc.	8,284
414	Invesco Ltd.	12,554
257	Lazard Ltd., Class A	10,540
191	Nasdaq, Inc.	12,840
160	Northern Trust Corp.	14,230
179	Raymond James Financial, Inc.	12,387
144	S&P Global, Inc.	15,496
186	T Rowe Price Group, Inc.	14,021
501	TD Ameritrade Holding Corp.	21,848

		140,333

	Consumer Finance — 0.4%
501	Ally Financial, Inc.	9,528

	Insurance — 4.1%
13	Alleghany Corp. (a)	7,769
51	Chubb Ltd.	6,680
352	Hartford Financial Services Group, Inc. (The)	16,789
531	Loews Corp.	24,861
216	Marsh & McLennan Cos., Inc.	14,587
184	Progressive Corp. (The)	6,545
225	Unum Group	9,905
87	WR Berkley Corp.	5,808
400	XL Group Ltd., (Ireland)	14,894

		107,838

	Total Financials	400,133

	Health Care — 9.5%
	Biotechnology — 1.9%
184	ACADIA Pharmaceuticals, Inc. (a)	5,304
174	BioMarin Pharmaceutical, Inc. (a)	14,389

SHARES	SECURITY DESCRIPTION	VALUE($)

	Biotechnology — continued
74	Incyte Corp. (a)	7,460
64	Intercept Pharmaceuticals, Inc. (a)	6,921
168	Kite Pharma, Inc. (a)	7,551
100	Vertex Pharmaceuticals, Inc. (a)	7,367

		48,992

	Health Care Equipment & Supplies — 1.1%
255	DENTSPLY SIRONA, Inc.	14,729
73	Edwards Lifesciences Corp. (a)	6,807
13	Intuitive Surgical, Inc. (a)	7,991

		29,527

	Health Care Providers & Services — 4.5%
458	Acadia Healthcare Co., Inc. (a)	15,173
142	AmerisourceBergen Corp.	11,091
173	Centene Corp. (a)	9,776
79	Cigna Corp.	10,514
178	Envision Healthcare Corp. (a)	11,284
74	Henry Schein, Inc. (a)	11,295
140	Humana, Inc.	28,537
337	Premier, Inc., Class A (a)	10,231
83	Universal Health Services, Inc., Class B	8,808

		116,709

	Health Care Technology — 0.3%
193	Veeva Systems, Inc., Class A (a)	7,839

	Life Sciences Tools & Services — 1.0%
131	Illumina, Inc. (a)	16,796
332	Patheon NV (a)	9,535

		26,331

	Pharmaceuticals — 0.7%
480	Horizon Pharma plc (a)	7,761
86	Jazz Pharmaceuticals plc (a)	9,366

		17,127

	Total Health Care	246,525

	Industrials — 13.2%
	Aerospace & Defense — 0.3%
116	HEICO Corp., Class A	7,890

	Airlines — 0.7%
373	Southwest Airlines Co.	18,590

	Building Products — 1.9%
526	Fortune Brands Home & Security, Inc.	28,142
138	Lennox International, Inc.	21,122

		49,264

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	21

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Commercial Services & Supplies — 1.3%
439	Waste Connections, Inc., (Canada)	34,517

	Electrical Equipment — 2.2%
99	Acuity Brands, Inc.	22,878
290	AMETEK, Inc.	14,081
120	Hubbell, Inc.	14,004
94	Regal Beloit Corp.	6,477

		57,440

	Industrial Conglomerates — 1.1%
256	Carlisle Cos., Inc.	28,207

	Machinery — 3.4%
157	IDEX Corp.	14,155
103	Middleby Corp. (The) (a)	13,242
107	Oshkosh Corp.	6,933
381	Rexnord Corp. (a)	7,472
93	Snap-on, Inc.	15,896
149	Stanley Black & Decker, Inc.	17,043
137	WABCO Holdings, Inc. (a)	14,521

		89,262

	Professional Services — 0.6%
140	Equifax, Inc.	16,529

	Road & Rail — 0.5%
140	Old Dominion Freight Line, Inc. (a)	11,993

	Trading Companies & Distributors — 1.2%
417	HD Supply Holdings, Inc. (a)	17,735
145	MSC Industrial Direct Co., Inc., Class A	13,420

		31,155

	Total Industrials	344,847

	Information Technology — 18.2%
	Communications Equipment — 1.8%
104	Arista Networks, Inc. (a)	10,112
309	CommScope Holding Co., Inc. (a)	11,485
126	Harris Corp.	12,880
99	Palo Alto Networks, Inc. (a)	12,375

		46,852

	Electronic Equipment, Instruments & Components — 3.7%
584	Amphenol Corp., Class A	39,241
258	Arrow Electronics, Inc. (a)	18,427
240	CDW Corp.	12,511
556	Corning, Inc.	13,492
342	Keysight Technologies, Inc. (a)	12,521

		96,192

SHARES	SECURITY DESCRIPTION	VALUE($)

	Internet Software & Services — 1.2%
52	CoStar Group, Inc. (a)	9,783
474	GoDaddy, Inc., Class A (a)	16,577
260	Match Group, Inc. (a)	4,450

		30,810

	IT Services — 2.9%
187	Gartner, Inc. (a)	18,900
170	Global Payments, Inc.	11,800
185	Jack Henry & Associates, Inc.	16,403
465	Vantiv, Inc., Class A (a)	27,741

		74,844

	Semiconductors & Semiconductor Equipment — 4.2%
125	Analog Devices, Inc.	9,080
437	Applied Materials, Inc.	14,092
50	Broadcom Ltd., (Singapore)	8,891
204	Cavium, Inc. (a)	12,731
120	KLA-Tencor Corp.	9,422
145	Lam Research Corp.	15,363
292	NVIDIA Corp.	31,179
100	NXP Semiconductors NV, (Netherlands) (a)	9,775

		110,533

	Software — 4.4%
271	Atlassian Corp. plc, (Australia), Class A (a)	6,519
437	Electronic Arts, Inc. (a)	34,450
164	Guidewire Software, Inc. (a)	8,105
135	Mobileye NV (a)	5,161
209	ServiceNow, Inc. (a)	15,537
230	Splunk, Inc. (a)	11,759
301	Synopsys, Inc. (a)	17,715
175	Take-Two Interactive Software, Inc. (a)	8,606
116	Workday, Inc., Class A (a)	7,693

		115,545

	Total Information Technology	474,776

	Materials — 3.3%
	Chemicals — 0.3%
30	Sherwin-Williams Co. (The)	8,037

	Construction Materials — 1.3%
177	Eagle Materials, Inc.	17,390
131	Vulcan Materials Co.	16,357

		33,747

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Containers & Packaging — 1.7%
208	Ball Corp.	15,614
209	Silgan Holdings, Inc.	10,687
361	WestRock Co.	18,334

		44,635

	Total Materials	86,419

	Real Estate — 5.6%
	Equity Real Estate Investment Trusts (REITs) — 4.7%
130	American Campus Communities, Inc.	6,458
249	American Homes 4 Rent, Class A	5,224
68	AvalonBay Communities, Inc.	12,101
89	Boston Properties, Inc.	11,236
433	Brixmor Property Group, Inc.	10,576
29	Essex Property Trust, Inc.	6,817
228	General Growth Properties, Inc.	5,689
79	HCP, Inc.	2,351
473	Kimco Realty Corp.	11,899
338	Outfront Media, Inc.	8,405
299	Rayonier, Inc.	7,943
117	Regency Centers Corp.	8,062
133	Vornado Realty Trust	13,930
268	Weyerhaeuser Co.	8,053
76	WP Carey, Inc.	4,515

		123,259

	Real Estate Management & Development — 0.9%
743	CBRE Group, Inc., Class A (a)	23,393

	Total Real Estate	146,652

	Utilities — 4.5%
	Electric Utilities — 1.6%
224	Edison International	16,138
143	Westar Energy, Inc.	8,037
437	Xcel Energy, Inc.	17,786

		41,961

SHARES	SECURITY DESCRIPTION	VALUE($)

	Gas Utilities — 0.5%
224	National Fuel Gas Co.	12,665

	Multi-Utilities — 2.4%
539	CenterPoint Energy, Inc.	13,291
390	CMS Energy Corp.	16,244
156	Sempra Energy	15,704
272	WEC Energy Group, Inc.	15,967

		61,206

	Total Utilities	115,832

	Total Common Stocks (Cost $1,869,305)	2,506,713

Master Limited Partnership — 0.4%
	Financials — 0.4%
	Capital Markets— 0.4%
261	Oaktree Capital Group LLC (Cost $12,198)	9,799

Short-Term Investment — 3.4%
	Investment Company — 3.4%
89,081	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.410% (b) (l) (Cost $89,081)	89,081

	Total Investments — 99.9% (Cost $1,970,584)	2,605,593
	Other Assets in Excess of Liabilities — 0.1%	2,724

	NET ASSETS — 100.0%	$2,608,317

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	23

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.1%
	Consumer Discretionary — 19.0%
	Automobiles — 0.5%
63	Tesla Motors, Inc. (a)	13,366

	Distributors — 1.2%
1,071	LKQ Corp. (a)	32,811

	Hotels, Restaurants & Leisure — 4.2%
721	Aramark	25,747
2,326	Hilton Worldwide Holdings, Inc.	63,260
574	Norwegian Cruise Line Holdings Ltd. (a)	24,423

		113,430

	Household Durables — 3.3%
329	Lennar Corp., Class A	14,111
379	Mohawk Industries, Inc. (a)	75,753

		89,864

	Internet & Direct Marketing Retail — 1.0%
119	Netflix, Inc. (a)	14,760
391	Wayfair, Inc., Class A (a)	13,688

		28,448

	Multiline Retail — 2.5%
627	Dollar General Corp.	46,452
473	Nordstrom, Inc.	22,647

		69,099

	Specialty Retail — 4.9%
184	O’Reilly Automotive, Inc. (a)	51,329
786	Ross Stores, Inc.	51,574
114	Ulta Salon Cosmetics & Fragrance, Inc. (a)	29,003

		131,906

	Textiles, Apparel & Luxury Goods — 1.4%
983	Gildan Activewear, Inc., (Canada)	24,947
248	VF Corp.	13,247

		38,194

	Total Consumer Discretionary	517,118

	Consumer Staples — 3.0%
	Beverages — 0.5%
308	Monster Beverage Corp. (a)	13,647

	Food & Staples Retailing — 1.6%
243	Casey’s General Stores, Inc.	28,888
692	Sprouts Farmers Market, Inc. (a)	13,099

		41,987

	Food Products — 0.9%
409	Tyson Foods, Inc., Class A	25,215

	Total Consumer Staples	80,849

SHARES	SECURITY DESCRIPTION	VALUE($)

	Energy — 2.4%
	Oil, Gas & Consumable Fuels — 2.4%
339	Concho Resources, Inc. (a)	44,915
594	Range Resources Corp.	20,424

	Total Energy	65,339

	Financials — 8.8%
	Banks — 2.6%
667	East West Bancorp, Inc.	33,911
247	Signature Bank (a)	37,092

		71,003

	Capital Markets — 6.2%
264	Affiliated Managers Group, Inc. (a)	38,346
541	Lazard Ltd., Class A	22,233
404	Nasdaq, Inc.	27,110
306	S&P Global, Inc.	32,878
1,060	TD Ameritrade Holding Corp.	46,209

		166,776

	Total Financials	237,779

	Health Care — 14.8%
	Biotechnology — 3.8%
386	ACADIA Pharmaceuticals, Inc. (a)	11,124
367	BioMarin Pharmaceutical, Inc. (a)	30,403
157	Incyte Corp. (a)	15,702
134	Intercept Pharmaceuticals, Inc. (a)	14,567
355	Kite Pharma, Inc. (a)	15,909
211	Vertex Pharmaceuticals, Inc. (a)	15,514

		103,219

	Health Care Equipment & Supplies — 2.3%
539	DENTSPLY SIRONA, Inc.	31,116
153	Edwards Lifesciences Corp. (a)	14,327
27	Intuitive Surgical, Inc. (a)	16,869

		62,312

	Health Care Providers & Services — 4.7%
969	Acadia Healthcare Co., Inc. (a)	32,062
367	Centene Corp. (a)	20,745
376	Envision Healthcare Corp. (a)	23,816
148	Humana, Inc.	30,296
711	Premier, Inc., Class A (a)	21,586

		128,505

	Health Care Technology — 0.6%
406	Veeva Systems, Inc., Class A (a)	16,518

	Life Sciences Tools & Services — 2.1%
277	Illumina, Inc. (a)	35,489
700	Patheon NV (a)	20,103

		55,592

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — 1.3%
1,010	Horizon Pharma plc (a)	16,347
181	Jazz Pharmaceuticals plc (a)	19,731

		36,078

	Total Health Care	402,224

	Industrials — 18.1%
	Aerospace & Defense — 0.6%
245	HEICO Corp., Class A	16,615

	Airlines — 1.4%
789	Southwest Airlines Co.	39,299

	Building Products — 3.0%
673	Fortune Brands Home & Security, Inc.	35,957
292	Lennox International, Inc.	44,669

		80,626

	Commercial Services & Supplies — 2.7%
922	Waste Connections, Inc., (Canada)	72,457

	Electrical Equipment — 1.8%
210	Acuity Brands, Inc.	48,372

	Industrial Conglomerates — 1.0%
244	Carlisle Cos., Inc.	26,881

	Machinery — 4.0%
217	Middleby Corp. (The) (a)	27,971
226	Oshkosh Corp.	14,589
312	Stanley Black & Decker, Inc.	35,829
287	WABCO Holdings, Inc. (a)	30,497

		108,886

	Professional Services — 1.3%
296	Equifax, Inc.	34,937

	Road & Rail — 0.9%
295	Old Dominion Freight Line, Inc. (a)	25,325

	Trading Companies & Distributors — 1.4%
882	HD Supply Holdings, Inc. (a)	37,480

	Total Industrials	490,878

	Information Technology — 27.0%
	Communications Equipment — 2.7%
220	Arista Networks, Inc. (a)	21,321
265	Harris Corp.	27,192
209	Palo Alto Networks, Inc. (a)	26,125

		74,638

	Electronic Equipment, Instruments & Components — 2.9%
747	Amphenol Corp., Class A	50,221
1,174	Corning, Inc.	28,491

		78,712

SHARES	SECURITY DESCRIPTION	VALUE($)

	Internet Software & Services — 2.1%
109	CoStar Group, Inc. (a)	20,635
1,002	GoDaddy, Inc., Class A (a)	35,034

		55,669

	IT Services — 4.5%
395	Gartner, Inc. (a)	39,951
359	Global Payments, Inc.	24,911
985	Vantiv, Inc., Class A (a)	58,698

		123,560

	Semiconductors & Semiconductor Equipment — 7.2%
922	Applied Materials, Inc.	29,766
106	Broadcom Ltd., (Singapore)	18,743
431	Cavium, Inc. (a)	26,887
307	Lam Research Corp.	32,447
618	NVIDIA Corp.	65,976
210	NXP Semiconductors NV, (Netherlands) (a)	20,609

		194,428

	Software — 7.6%
570	Atlassian Corp. plc, (Australia), Class A (a)	13,714
926	Electronic Arts, Inc. (a)	72,916
346	Guidewire Software, Inc. (a)	17,079
284	Mobileye NV (a)	10,827
442	ServiceNow, Inc. (a)	32,827
485	Splunk, Inc. (a)	24,830
368	Take-Two Interactive Software, Inc. (a)	18,134
245	Workday, Inc., Class A (a)	16,199

		206,526

	Total Information Technology	733,533

	Materials — 2.6%
	Construction Materials — 2.6%
373	Eagle Materials, Inc.	36,754
276	Vulcan Materials Co.	34,562

	Total Materials	71,316

	Real Estate — 1.4%
	Real Estate Management & Development — 1.4%
1,228	CBRE Group, Inc., Class A (a)	38,658

	Total Common Stocks (Cost $2,214,698)	2,637,694

Master Limited Partnership — 0.8%
	Financials — 0.8%
	Capital Markets — 0.8%
557	Oaktree Capital Group LLC (Cost $26,473)	20,891

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	25

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.3%
	Investment Company — 2.3%
63,672	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.410% (b) (l) (Cost $63,672)	63,672

	Total Investments — 100.2% (Cost $2,304,843)	2,722,257
	Liabilities in Excess of Other Assets — (0.2)%	(4,721)

	NET ASSETS — 100.0%	$2,717,536

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.7%
	Consumer Discretionary — 17.0%
	Auto Components — 0.9%
3,815	BorgWarner, Inc.	150,466

	Distributors — 0.9%
1,591	Genuine Parts Co.	151,978

	Hotels, Restaurants & Leisure — 1.6%
8,003	Hilton Worldwide Holdings, Inc.	217,674
636	Marriott International, Inc., Class A	52,621

		270,295

	Household Durables — 3.0%
1,489	Mohawk Industries, Inc. (a)	297,328
4,936	Newell Brands, Inc.	220,403

		517,731

	Internet & Direct Marketing Retail — 1.3%
1,984	Expedia, Inc.	224,699

	Media — 2.3%
2,173	CBS Corp. (Non-Voting), Class B	138,252
3,152	DISH Network Corp., Class A (a)	182,598
3,030	TEGNA, Inc.	64,818

		385,668

	Multiline Retail — 1.8%
3,524	Kohl’s Corp.	174,014
2,817	Nordstrom, Inc.	135,006

		309,020

	Specialty Retail — 4.0%
210	AutoZone, Inc. (a)	165,594
3,025	Bed Bath & Beyond, Inc.	122,949
2,674	Best Buy Co., Inc.	114,117
5,251	Gap, Inc. (The)	117,831
2,187	Tiffany & Co.	169,306

		689,797

	Textiles, Apparel & Luxury Goods — 1.2%
1,590	PVH Corp.	143,507
732	Ralph Lauren Corp.	66,125

		209,632

	Total Consumer Discretionary	2,909,286

	Consumer Staples — 6.4%
	Beverages — 2.1%
979	Constellation Brands, Inc., Class A	150,142
2,271	Dr Pepper Snapple Group, Inc.	205,879

		356,021

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — 1.6%
6,500	Kroger Co. (The)	224,299
6,308	Rite Aid Corp. (a)	51,977

		276,276

	Food Products — 0.6%
1,520	TreeHouse Foods, Inc. (a)	109,732

	Household Products — 0.4%
1,616	Energizer Holdings, Inc.	72,083

	Personal Products — 1.7%
7,834	Coty, Inc., Class A	143,439
1,890	Edgewell Personal Care Co. (a)	137,925

		281,364

	Total Consumer Staples	1,095,476

	Energy — 5.2%
	Oil, Gas & Consumable Fuels — 5.2%
6,575	Energen Corp. (a)	379,165
5,317	EQT Corp.	347,738
5,694	PBF Energy, Inc., Class A	158,755

	Total Energy	885,658

	Financials — 22.2%
	Banks — 8.3%
5,305	Citizens Financial Group, Inc.	189,034
9,466	Fifth Third Bancorp	255,303
1,855	First Republic Bank	170,905
9,871	Huntington Bancshares, Inc.	130,498
4,137	Investors Bancorp, Inc.	57,713
1,905	M&T Bank Corp.	297,967
4,501	SunTrust Banks, Inc.	246,861
1,681	Zions Bancorp	72,352

		1,420,633

	Capital Markets — 4.7%
981	Ameriprise Financial, Inc.	108,865
5,422	Invesco Ltd.	164,494
2,088	Northern Trust Corp.	185,924
2,343	Raymond James Financial, Inc.	162,314
2,411	T Rowe Price Group, Inc.	181,485

		803,082

	Consumer Finance — 0.7%
6,515	Ally Financial, Inc.	123,913

	Insurance — 8.2%
168	Alleghany Corp. (a)	102,239
666	Chubb Ltd.	88,020
4,611	Hartford Financial Services Group, Inc. (The)	219,711

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	27

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
6,939	Loews Corp.	324,956
2,798	Marsh & McLennan Cos., Inc.	189,137
2,431	Progressive Corp. (The)	86,286
2,960	Unum Group	130,032
1,153	WR Berkley Corp.	76,696
5,234	XL Group Ltd., (Ireland)	195,025

		1,412,102

	Mortgage Real Estate Investment Trusts (REITs) — 0.3%
2,099	Starwood Property Trust, Inc.	46,073

	Total Financials	3,805,803

	Health Care — 4.2%
	Health Care Providers & Services — 4.2%
1,821	AmerisourceBergen Corp.	142,406
1,034	Cigna Corp.	137,916
976	Henry Schein, Inc. (a)	148,137
911	Humana, Inc.	185,822
1,087	Universal Health Services, Inc., Class B	115,591

	Total Health Care	729,872

	Industrials — 8.6%
	Building Products — 0.9%
2,729	Fortune Brands Home & Security, Inc.	145,876

	Electrical Equipment — 2.6%
3,795	AMETEK, Inc.	184,454
1,572	Hubbell, Inc.	183,460
1,215	Regal Beloit Corp.	84,112

		452,026

	Industrial Conglomerates — 1.2%
1,837	Carlisle Cos., Inc.	202,580

	Machinery — 2.9%
2,058	IDEX Corp.	185,353
4,992	Rexnord Corp. (a)	97,786
1,215	Snap-on, Inc.	208,072

		491,211

	Trading Companies & Distributors — 1.0%
1,897	MSC Industrial Direct Co., Inc., Class A	175,262

	Total Industrials	1,466,955

	Information Technology — 9.7%
	Communications Equipment — 0.9%
4,049	CommScope Holding Co., Inc. (a)	150,626

	Electronic Equipment, Instruments & Components — 4.5%
3,019	Amphenol Corp., Class A	202,844
3,378	Arrow Electronics, Inc. (a)	240,882

SHARES	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — continued
3,148	CDW Corp.	163,977
4,486	Keysight Technologies, Inc. (a)	164,062

		771,765

	Internet Software & Services — 0.3%
3,445	Match Group, Inc. (a)	58,907

	IT Services — 1.3%
2,418	Jack Henry & Associates, Inc.	214,684

	Semiconductors & Semiconductor Equipment — 1.4%
1,642	Analog Devices, Inc.	119,235
1,572	KLA-Tencor Corp.	123,677

		242,912

	Software — 1.3%
3,937	Synopsys, Inc. (a)	231,750

	Total Information Technology	1,670,644

	Materials — 4.0%
	Chemicals — 0.6%
393	Sherwin-Williams Co. (The)	105,649

	Containers & Packaging — 3.4%
2,729	Ball Corp.	204,876
2,740	Silgan Holdings, Inc.	140,219
4,718	WestRock Co.	239,548

		584,643

	Total Materials	690,292

	Real Estate — 9.5%
	Equity Real Estate Investment Trusts (REITs) — 9.1%
1,711	American Campus Communities, Inc.	85,157
3,289	American Homes 4 Rent, Class A	69,002
896	AvalonBay Communities, Inc.	158,734
1,172	Boston Properties, Inc.	147,378
5,682	Brixmor Property Group, Inc.	138,749
386	Essex Property Trust, Inc.	89,848
3,005	General Growth Properties, Inc.	75,058
1,063	HCP, Inc.	31,589
6,198	Kimco Realty Corp.	155,950
4,442	Outfront Media, Inc.	110,463
3,926	Rayonier, Inc.	104,425
1,538	Regency Centers Corp.	106,035
1,743	Vornado Realty Trust	181,892
3,517	Weyerhaeuser Co.	105,821

		1,560,101

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Management & Development — 0.4%
2,145	CBRE Group, Inc., Class A (a)	67,543

	Total Real Estate	1,627,644

	Utilities — 8.9%
	Electric Utilities — 3.2%
2,935	Edison International	211,259
1,875	Westar Energy, Inc.	105,656
5,740	Xcel Energy, Inc.	233,624

		550,539

	Gas Utilities — 1.0%
2,930	National Fuel Gas Co.	165,976

	Multi-Utilities — 4.7%
7,086	CenterPoint Energy, Inc.	174,590
5,099	CMS Energy Corp.	212,215
2,043	Sempra Energy	205,587
3,576	WEC Energy Group, Inc.	209,740

		802,132

	Total Utilities	1,518,647

	Total Common Stocks (Cost $10,956,028)	16,400,277

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 4.5%
	Investment Company — 4.5%
766,568	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.410% (b) (l) (Cost $766,568)	766,568

	Total Investments — 100.2% (Cost $11,722,596)	17,166,845
	Liabilities in Excess of Other Assets — (0.2)%	(27,619)

	NET ASSETS — 100.0%	$17,139,226

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	29

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 102.6%
Common Stocks — 88.5%
	Consumer Discretionary — 14.8%
	Automobiles — 0.4%
21	General Motors Co.	734

	Hotels, Restaurants & Leisure — 5.0%
12	Darden Restaurants, Inc.	876
29	Hyatt Hotels Corp., Class A (a)	1,612
58	International Game Technology plc	1,490
10	Las Vegas Sands Corp.	537
34	Restaurant Brands International, Inc., (Canada)	1,620
9	Vail Resorts, Inc. (j)	1,492
65	Wendy’s Co. (The)	880

		8,507

	Household Durables — 2.3%
48	DR Horton, Inc.	1,317
1	NVR, Inc. (a) (j)	1,085
28	Tupperware Brands Corp.	1,467

		3,869

	Internet & Direct Marketing Retail — 0.1%
39	Groupon, Inc. (a)	131

	Media — 1.5%
5	CBS Corp. (Non-Voting), Class B	337
20	Sinclair Broadcast Group, Inc., Class A	674
330	Sirius XM Holdings, Inc.	1,467

		2,478

	Multiline Retail — 1.6%
12	Dillard’s, Inc., Class A	758
31	Kohl’s Corp.	1,522
14	Macy’s, Inc.	491

		2,771

	Specialty Retail — 2.7%
12	Bed Bath & Beyond, Inc.	506
35	Best Buy Co., Inc. (j)	1,493
7	Dick’s Sporting Goods, Inc.	357
158	Staples, Inc. (j)	1,427
27	Urban Outfitters, Inc. (a)	756

		4,539

	Textiles, Apparel & Luxury Goods — 1.2%
13	Michael Kors Holdings Ltd. (a)	554
16	PVH Corp.	1,455

		2,009

	Total Consumer Discretionary	25,038

SHARES		SECURITY DESCRIPTION	VALUE($)

		Consumer Staples — 5.8%
		Food & Staples Retailing — 1.4%
20		Sysco Corp.	1,132
19		Wal-Mart Stores, Inc.	1,296

			2,428

		Food Products — 3.0%
8		JM Smucker Co. (The)	1,047
71		Pilgrim’s Pride Corp. (j)	1,356
6		Post Holdings, Inc. (a)	472
—	(h)	Seaboard Corp. (a)	692
25		Tyson Foods, Inc., Class A	1,559

			5,126

		Household Products — 0.8%
29		Energizer Holdings, Inc.	1,314

		Personal Products — 0.6%
20		Nu Skin Enterprises, Inc., Class A	978

		Total Consumer Staples	9,846

		Energy — 3.8%
		Energy Equipment & Services — 1.1%
7		Baker Hughes, Inc.	460
47		Ensco plc, Class A	453
11		FMC Technologies, Inc. (a)	400
40		Seadrill Ltd., (United Kingdom) (a) (j)	135
23		Superior Energy Services, Inc. (a)	388

			1,836

		Oil, Gas & Consumable Fuels — 2.7%
76		Denbury Resources, Inc. (a)	279
28		Devon Energy Corp.	1,301
25		Marathon Oil Corp.	425
5		Tesoro Corp.	414
13		Valero Energy Corp.	909
12		World Fuel Services Corp. (j)	553
46		WPX Energy, Inc. (a) (j)	676

			4,557

		Total Energy	6,393

		Financials — 2.9%
		Banks — 1.1%
9		BOK Financial Corp.	782
28		Synovus Financial Corp.	1,132

			1,914

		Capital Markets — 1.3%
4		Morgan Stanley	164

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Capital Markets — continued
20	MSCI, Inc.	1,560
28	NorthStar Asset Management Group, Inc.	411

		2,135

	Consumer Finance — 0.4%
36	Navient Corp.	590

	Thrifts & Mortgage Finance — 0.1%
18	MGIC Investment Corp. (a)	182

	Total Financials	4,821

	Health Care — 11.8%
	Biotechnology — 3.3%
11	Amgen, Inc. (j)	1,577
2	Biogen, Inc. (a)	631
21	Gilead Sciences, Inc. (j)	1,539
11	United Therapeutics Corp. (a)	1,622
3	Vertex Pharmaceuticals, Inc. (a) (j)	231

		5,600

	Health Care Equipment & Supplies — 1.9%
27	Hill-Rom Holdings, Inc.	1,523
43	Hologic, Inc. (a) (j)	1,722

		3,245

	Health Care Providers & Services — 5.1%
7	Aetna, Inc.	850
5	Anthem, Inc. (j)	715
21	Express Scripts Holding Co. (a) (j)	1,470
8	Humana, Inc.	1,668
4	Laboratory Corp. of America Holdings (a)	543
3	McKesson Corp.	393
4	Molina Healthcare, Inc. (a)	237
7	Quest Diagnostics, Inc.	632
3	UnitedHealth Group, Inc.	520
12	WellCare Health Plans, Inc. (a)	1,601

		8,629

	Pharmaceuticals — 1.5%
26	Horizon Pharma plc (a)	427
22	Mallinckrodt plc (a)	1,120
28	Pfizer, Inc. (j)	918

		2,465

	Total Health Care	19,939

	Industrials — 13.6%
	Aerospace & Defense — 1.4%
16	Curtiss-Wright Corp.	1,564

SHARES	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — continued
5	L-3 Communications Holdings, Inc.	726

		2,290

	Airlines — 1.3%
6	Copa Holdings SA, (Panama), Class A	502
20	Delta Air Lines, Inc. (j)	1,001
10	United Continental Holdings, Inc. (a)	714

		2,217

	Commercial Services & Supplies — 0.8%
88	Pitney Bowes, Inc.	1,340

	Construction & Engineering — 2.3%
28	Chicago Bridge & Iron Co. NV	903
27	Jacobs Engineering Group, Inc. (a)	1,562
43	Quanta Services, Inc. (a)	1,489

		3,954

	Electrical Equipment — 1.9%
21	EnerSys	1,607
23	Regal Beloit Corp.	1,608

		3,215

	Machinery — 1.9%
49	Allison Transmission Holdings, Inc. (j)	1,652
11	Parker-Hannifin Corp.	1,540

		3,192

	Professional Services — 0.9%
6	Dun & Bradstreet Corp. (The)	749
9	ManpowerGroup, Inc.	842

		1,591

	Road & Rail — 1.2%
19	Landstar System, Inc.	1,610
17	Swift Transportation Co. (a)	420

		2,030

	Trading Companies & Distributors — 1.9%
15	United Rentals, Inc. (a) (j)	1,623
23	WESCO International, Inc. (a)	1,503

		3,126

	Total Industrials	22,955

	Information Technology — 24.6%
	Communications Equipment — 1.2%
33	Cisco Systems, Inc. (j)	986
7	F5 Networks, Inc. (a)	1,067

		2,053

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	31

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Electronic Equipment, Instruments & Components — 0.7%
50	Corning, Inc. (j)	1,221

	Internet Software & Services — 2.3%
58	eBay, Inc. (a) (j)	1,715
14	InterActiveCorp (a)	915
5	j2 Global, Inc.	368
11	VeriSign, Inc. (a) (j)	829

		3,827

	IT Services — 5.0%
16	Computer Sciences Corp. (j)	940
4	DST Systems, Inc.	466
91	First Data Corp., Class A (a)	1,298
9	International Business Machines Corp.	1,531
5	Science Applications International Corp.	413
60	Teradata Corp. (a)	1,630
9	Vantiv, Inc., Class A (a)	543
77	Western Union Co. (The)	1,680

		8,501

	Semiconductors & Semiconductor Equipment — 3.9%
18	Applied Materials, Inc.	593
16	Lam Research Corp.	1,737
38	Marvell Technology Group Ltd., (Bermuda)	530
28	ON Semiconductor Corp. (a)	356
27	QUALCOMM, Inc.	1,764
61	Teradyne, Inc.	1,552

		6,532

	Software — 8.0%
26	Activision Blizzard, Inc.	927
52	CA, Inc.	1,643
60	Cadence Design Systems, Inc. (a)	1,516
18	Citrix Systems, Inc. (a) (j)	1,619
27	Microsoft Corp. (j)	1,693
107	Nuance Communications, Inc. (a) (j)	1,589
64	Symantec Corp.	1,529
11	Synopsys, Inc. (a)	648
16	Take-Two Interactive Software, Inc. (a)	775
20	VMware, Inc., Class A (a)	1,606

		13,545

	Technology Hardware, Storage & Peripherals — 3.5%
7	Apple, Inc. (j)	782
101	HP, Inc.	1,500
51	NCR Corp. (a)	2,078

SHARES	SECURITY DESCRIPTION	VALUE($)

	Technology Hardware, Storage & Peripherals — continued
44	NetApp, Inc.	1,547

		5,907

	Total Information Technology	41,586

	Materials — 4.4%
	Chemicals — 1.6%
30	Cabot Corp. (j)	1,526
42	Huntsman Corp.	798
4	LyondellBasell Industries NV, Class A	371

		2,695

	Containers & Packaging — 1.2%
7	Berry Plastics Group, Inc. (a)	319
8	International Paper Co.	415
5	Packaging Corp. of America	386
17	WestRock Co.	839

		1,959

	Metals & Mining — 1.6%
12	Reliance Steel & Aluminum Co.	974
47	Steel Dynamics, Inc.	1,655
4	United States Steel Corp.	146

		2,775

	Total Materials	7,429

	Real Estate — 2.1%
	Equity Real Estate Investment Trusts (REITs) — 2.1%
38	American Homes 4 Rent, Class A	790
22	DuPont Fabros Technology, Inc.	973
18	Equity Commonwealth (a)	547
141	VEREIT, Inc.	1,191

	Total Real Estate	3,501

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.8%
15	CenturyLink, Inc.	363
18	Verizon Communications, Inc.	963

		1,326

	Wireless Telecommunication Services — 0.2%
34	Sprint Corp. (a)	290

	Total Telecommunication Services	1,616

	Utilities — 3.7%
	Gas Utilities — 0.7%
25	UGI Corp. (j)	1,172

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Independent Power & Renewable Electricity Producers — 1.7%
134	AES Corp.	1,553
103	NRG Energy, Inc.	1,260

		2,813

	Multi-Utilities — 1.3%
31	CenterPoint Energy, Inc.	760
51	MDU Resources Group, Inc.	1,479

		2,239

	Total Utilities	6,224

	Total Common Stocks (Cost $131,393)	149,348

Short-Term Investment — 14.1%
	Investment Company — 14.1%
23,704	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.410% (b) (l) (Cost $23,704)	23,704

	Total Investments, Before Short Positions — 102.6% (Cost $155,097)	173,052
	Liabilities in Excess of Other Assets — (2.6)%	(4,371)

	NET ASSETS — 100.0%	$168,681

Short Positions — 88.2%
Common Stocks — 88.2%
	Consumer Discretionary — 16.3%
	Automobiles — 1.1%
9	Tesla Motors, Inc. (a)	1,816

	Diversified Consumer Services — 1.6%
69	H&R Block, Inc.	1,586
32	ServiceMaster Global Holdings, Inc. (a)	1,204

		2,790

	Hotels, Restaurants & Leisure — 3.9%
4	Chipotle Mexican Grill, Inc. (a)	1,500
11	Marriott International, Inc., Class A	901
39	Norwegian Cruise Line Holdings Ltd. (a)	1,655
13	Royal Caribbean Cruises Ltd.	1,095
13	Texas Roadhouse, Inc.	630
9	Wynn Resorts Ltd.	746

		6,527

	Household Durables — 0.7%
27	Newell Brands, Inc.	1,207

SHARES	SECURITY DESCRIPTION	VALUE($)

	Internet & Direct Marketing Retail — 2.1%
54	Liberty Interactive Corp. QVC Group, Class A (a)	1,078
8	Netflix, Inc. (a)	969
7	TripAdvisor, Inc. (a)	336
33	Wayfair, Inc., Class A (a)	1,157

		3,540

	Leisure Products — 0.2%
5	Polaris Industries, Inc.	373

	Media — 2.0%
8	AMC Entertainment Holdings, Inc., Class A	282
5	Charter Communications, Inc., Class A (a)	1,472
31	Lions Gate Entertainment Corp., Class A	845
31	Lions Gate Entertainment Corp., Class B (a)	771

		3,370

	Specialty Retail — 2.6%
16	CarMax, Inc. (a)	1,013
20	L Brands, Inc.	1,292
4	Signet Jewelers Ltd.	386
8	TJX Cos., Inc. (The)	603
14	Tractor Supply Co.	1,051

		4,345

	Textiles, Apparel & Luxury Goods — 2.1%
32	NIKE, Inc., Class B	1,633
45	Under Armour, Inc., Class A (a)	1,316
11	VF Corp.	581

		3,530

	Total Consumer Discretionary	27,498

	Consumer Staples — 4.7%
	Beverages — 1.6%
22	Brown-Forman Corp., Class B	1,010
11	Constellation Brands, Inc., Class A	1,690

		2,700

	Food & Staples Retailing — 0.9%
10	Costco Wholesale Corp.	1,577

	Food Products — 1.3%
6	Kraft Heinz Co. (The)	539
41	Snyder’s-Lance, Inc.	1,565

		2,104

	Personal Products — 0.9%
66	Coty, Inc., Class A	1,209

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	33

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Personal Products — continued
5	Estee Lauder Cos., Inc. (The), Class A	360

		1,569

	Total Consumer Staples	7,950

	Energy — 2.9%
	Oil, Gas & Consumable Fuels — 2.9%
20	Chevron Corp.	2,378
22	EQT Corp.	1,411
52	Kosmos Energy Ltd. (a)	366
9	Phillips 66	747

	Total Energy	4,902

	Financials — 3.1%
	Banks — 1.4%
122	People’s United Financial, Inc.	2,354

	Capital Markets — 0.9%
15	Artisan Partners Asset Management, Inc., Class A	451
7	Franklin Resources, Inc.	279
21	Interactive Brokers Group, Inc., Class A	748

		1,478

	Consumer Finance — 0.2%
16	OneMain Holdings, Inc. (a)	345

	Insurance — 0.6%
1	Markel Corp. (a)	995

	Total Financials	5,172

	Health Care — 10.0%
	Biotechnology — 1.8%
13	ACADIA Pharmaceuticals, Inc. (a)	362
5	Alnylam Pharmaceuticals, Inc. (a)	199
4	BioMarin Pharmaceutical, Inc. (a)	307
5	Bluebird Bio, Inc. (a)	327
2	Intercept Pharmaceuticals, Inc. (a)	217
12	Juno Therapeutics, Inc. (a)	229
39	OPKO Health, Inc. (a)	360
5	Puma Biotechnology, Inc. (a)	146
1	Regeneron Pharmaceuticals, Inc. (a)	532
6	Seattle Genetics, Inc. (a)	336

		3,015

	Health Care Equipment & Supplies — 1.6%
27	DENTSPLY SIRONA, Inc.	1,530
20	DexCom, Inc. (a)	1,212

		2,742

SHARES	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — 3.9%
45	Acadia Healthcare Co., Inc. (a)	1,475
10	Centene Corp. (a)	541
26	Envision Healthcare Corp. (a)	1,642
7	Henry Schein, Inc. (a)	1,009
6	LifePoint Health, Inc. (a)	352
34	Team Health Holdings, Inc. (a)	1,491

		6,510

	Health Care Technology — 0.1%
19	Inovalon Holdings, Inc., Class A (a)	197

	Pharmaceuticals — 2.6%
11	Bristol-Myers Squibb Co.	643
58	Catalent, Inc. (a)	1,571
4	Perrigo Co. plc	364
34	Zoetis, Inc.	1,808

		4,386

	Total Health Care	16,850

	Industrials — 15.1%
	Aerospace & Defense — 2.7%
13	Arconic, Inc.	246
33	Hexcel Corp.	1,692
19	Orbital ATK, Inc.	1,674
4	TransDigm Group, Inc.	965

		4,577

	Airlines — 1.0%
30	Spirit Airlines, Inc. (a)	1,717

	Building Products — 1.3%
39	Armstrong World Industries, Inc. (a)	1,630
11	Fortune Brands Home & Security, Inc.	612

		2,242

	Commercial Services & Supplies — 1.9%
108	Covanta Holding Corp.	1,679
31	Rollins, Inc.	1,052
6	Stericycle, Inc. (a)	458

		3,189

	Electrical Equipment — 0.9%
6	Acuity Brands, Inc.	1,426

	Industrial Conglomerates — 0.5%
26	General Electric Co.	811

	Machinery — 3.0%
42	ITT, Inc.	1,611
7	Middleby Corp. (The) (a)	921

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Machinery — continued
10	Snap-on, Inc.	1,648
33	Trinity Industries, Inc.	911

		5,091

	Marine — 0.2%
5	Kirby Corp. (a)	359

	Road & Rail — 2.1%
5	AMERCO	1,802
12	Genesee & Wyoming, Inc., Class A (a)	819
6	Old Dominion Freight Line, Inc. (a)	532
5	Ryder System, Inc.	409

		3,562

	Trading Companies & Distributors — 1.5%
35	Fastenal Co.	1,647
4	WW Grainger, Inc.	912

		2,559

	Total Industrials	25,533

	Information Technology — 25.5%
	Communications Equipment — 1.1%
6	EchoStar Corp., Class A (a)	313
23	ViaSat, Inc. (a)	1,520

		1,833

	Electronic Equipment, Instruments & Components — 5.0%
26	Amphenol Corp., Class A	1,774
37	CDW Corp.	1,922
60	Fitbit, Inc., Class A (a)	437
22	Keysight Technologies, Inc. (a)	796
6	Littelfuse, Inc.	915
63	National Instruments Corp.	1,929
36	VeriFone Systems, Inc. (a)	641

		8,414

	Internet Software & Services — 1.7%
2	CoStar Group, Inc. (a)	306
5	Facebook, Inc., Class A (a)	564
134	Pandora Media, Inc. (a)	1,744
8	Zillow Group, Inc., Class C (a)	284

		2,898

	IT Services — 6.3%
18	Broadridge Financial Solutions, Inc.	1,172
26	EPAM Systems, Inc. (a)	1,698
21	Fidelity National Information Services, Inc.	1,622
22	Genpact Ltd. (a)	527

SHARES		SECURITY DESCRIPTION	VALUE($)

		IT Services — continued
11		Global Payments, Inc.	772
9		Jack Henry & Associates, Inc.	806
30		MAXIMUS, Inc.	1,656
13		Paychex, Inc.	764
65		Sabre Corp.	1,611

			10,628

		Semiconductors & Semiconductor Equipment — 4.8%
76		Advanced Micro Devices, Inc. (a)	858
28		Cavium, Inc. (a)	1,769
50		First Solar, Inc. (a)	1,620
38		Micron Technology, Inc. (a)	838
35		Microsemi Corp. (a)	1,908
11		Monolithic Power Systems, Inc.	930
4		Versum Materials, Inc. (a)	98

			8,021

		Software — 6.6%
5		Autodesk, Inc. (a)	346
15		Blackbaud, Inc.	960
15		Ellie Mae, Inc. (a)	1,261
80		FireEye, Inc. (a)	949
30		Guidewire Software, Inc. (a)	1,474
16		salesforce.com, Inc. (a)	1,082
44		SS&C Technologies Holdings, Inc.	1,263
10		Tyler Technologies, Inc. (a)	1,481
8		Ultimate Software Group, Inc. (The) (a)	1,445
14		Workday, Inc., Class A (a)	907

			11,168

		Total Information Technology	42,962

		Materials — 5.0%
		Chemicals — 2.0%
5		Air Products & Chemicals, Inc.	750
52		CF Industries Holdings, Inc.	1,634
8		Praxair, Inc.	957

			3,341

		Containers & Packaging — 0.9%
21		Ball Corp.	1,586

		Metals & Mining — 2.1%
–	(h)	Alcoa Corp.	—	(h)
19		Compass Minerals International, Inc.	1,492
48		Southern Copper Corp., (Peru)	1,537

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	35

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Metals & Mining — continued
52	Tahoe Resources, Inc.	491

		3,520

	Total Materials	8,447

	Real Estate — 1.9%
	Equity Real Estate Investment Trusts (REITs) — 0.9%
17	Life Storage, Inc.	1,426

	Real Estate Management & Development — 1.0%
38	CBRE Group, Inc., Class A (a)	1,193
5	Jones Lang LaSalle, Inc.	553

		1,746

	Total Real Estate	3,172

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 0.9%
438	Frontier Communications Corp.	1,482

SHARES	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — 0.4%
25	Telephone & Data Systems, Inc.	716

	Total Telecommunication Services	2,198

	Utilities — 2.4%
	Gas Utilities — 0.4%
9	Atmos Energy Corp.	642

	Multi-Utilities — 2.0%
24	Dominion Resources, Inc.	1,803
15	Sempra Energy	1,550

		3,353

	Total Utilities	3,995

	Total Securities Sold Short (Proceeds $146,326)	$148,679

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT DECEMBER 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(2)	E-mini S&P 500	03/17/17	USD	$(223)	$—	(h)
(3)	S&P Mid Cap 400	03/17/17	USD	(498)	11

					$11

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.5%
	Consumer Discretionary — 15.1%
	Distributors — 1.0%
1,144	Genuine Parts Co.	109,259

	Hotels, Restaurants & Leisure — 1.9%
880	Brinker International, Inc.	43,576
3,486	Hilton Worldwide Holdings, Inc.	94,819
2,933	La Quinta Holdings, Inc. (a)	41,678
890	Red Rock Resorts, Inc., Class A	20,637

		200,710

	Household Durables — 0.4%
1,045	Newell Brands, Inc.	46,681

	Internet & Direct Marketing Retail — 0.7%
681	Expedia, Inc.	77,166

	Media — 5.3%
1,293	CBS Corp. (Non-Voting), Class B	82,254
316	Charter Communications, Inc., Class A (a)	91,094
3,835	Clear Channel Outdoor Holdings, Inc., Class A	19,369
2,466	DISH Network Corp., Class A (a)	142,862
2,648	Entercom Communications Corp., Class A	40,511
2,982	Media General, Inc. (a)	56,147
598	Nexstar Broadcasting Group, Inc., Class A	37,854
1,127	Sinclair Broadcast Group, Inc., Class A	37,592
605	Time Warner, Inc.	58,382

		566,065

	Multiline Retail — 0.8%
1,722	Kohl’s Corp.	85,008

	Specialty Retail — 4.0%
96	AutoZone, Inc. (a)	76,072
1,426	Bed Bath & Beyond, Inc.	57,965
1,632	Best Buy Co., Inc.	69,617
2,038	Gap, Inc. (The)	45,735
612	Home Depot, Inc. (The)	82,005
1,239	Tiffany & Co.	95,928

		427,322

	Textiles, Apparel & Luxury Goods — 1.0%
940	Columbia Sportswear Co.	54,796
2,230	Hanesbrands, Inc.	48,106

		102,902

	Total Consumer Discretionary	1,615,113

	Consumer Staples — 6.0%
	Beverages — 1.0%
798	Dr Pepper Snapple Group, Inc.	72,325
396	Molson Coors Brewing Co., Class B	38,505

		110,830

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — 1.6%
1,291	CVS Health Corp.	101,834
2,047	Kroger Co. (The)	70,642

		172,476

	Food Products — 1.5%
639	Amplify Snack Brands, Inc. (a)	5,628
958	Post Holdings, Inc. (a)	77,031
1,057	TreeHouse Foods, Inc. (a)	76,339

		158,998

	Household Products — 1.4%
829	Energizer Holdings, Inc.	36,997
1,285	Procter & Gamble Co. (The)	108,044

		145,041

	Personal Products — 0.5%
2,616	Coty, Inc., Class A	47,899

	Total Consumer Staples	635,244

	Energy — 7.2%
	Oil, Gas & Consumable Fuels — 7.2%
1,813	ConocoPhillips	90,899
1,227	EQT Corp.	80,254
2,771	Exxon Mobil Corp.	250,146
4,403	Kinder Morgan, Inc.	91,188
1,952	Marathon Petroleum Corp.	98,283
2,118	PBF Energy, Inc., Class A	59,052
1,114	Phillips 66	96,295

	Total Energy	766,117

	Financials — 32.4%
	Banks — 15.7%
12,722	Bank of America Corp.	281,154
2,188	Citigroup, Inc.	130,017
3,393	Citizens Financial Group, Inc.	120,900
2,690	Fifth Third Bancorp	72,539
773	First Republic Bank	71,259
1,003	M&T Bank Corp.	156,891
1,360	PNC Financial Services Group, Inc. (The)	159,019
2,425	SunTrust Banks, Inc.	133,017
2,276	US Bancorp	116,923
7,827	Wells Fargo & Co.	431,335

		1,673,054

	Capital Markets — 3.8%
1,920	Charles Schwab Corp. (The)	75,763
1,679	Invesco Ltd.	50,950
1,983	Morgan Stanley	83,765

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	37

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
855	Northern Trust Corp.	76,166
1,551	T Rowe Price Group, Inc.	116,761

		403,405

	Consumer Finance — 3.0%
3,982	Ally Financial, Inc.	75,734
2,841	Capital One Financial Corp.	247,831

		323,565

	Insurance — 9.9%
44	Alleghany Corp. (a)	26,541
1,470	Allied World Assurance Co. Holdings AG	78,975
2,770	American International Group, Inc.	180,895
748	Chubb Ltd.	98,840
2,229	CNO Financial Group, Inc.	42,683
2,632	Hartford Financial Services Group, Inc. (The)	125,434
4,847	Loews Corp.	226,977
448	Marsh & McLennan Cos., Inc.	30,267
526	Prudential Financial, Inc.	54,746
921	Travelers Cos., Inc. (The)	112,798
1,858	Unum Group	81,609

		1,059,765

	Total Financials	3,459,789

	Health Care — 9.0%
	Health Care Providers & Services — 3.1%
919	Aetna, Inc.	113,907
275	Cigna Corp.	36,656
1,059	HCA Holdings, Inc. (a)	78,372
676	UnitedHealth Group, Inc.	108,139

		337,074

	Pharmaceuticals — 5.9%
250	Allergan plc (a)	52,586
1,468	Johnson & Johnson	169,117
2,577	Merck & Co., Inc.	151,726
7,793	Pfizer, Inc.	253,107

		626,536

	Total Health Care	963,610

	Industrials — 6.3%
	Aerospace & Defense — 1.2%
1,101	United Technologies Corp.	120,681

	Airlines — 1.6%
3,509	Delta Air Lines, Inc.	172,613

	Industrial Conglomerates — 2.0%
964	Carlisle Cos., Inc.	106,311

SHARES	SECURITY DESCRIPTION	VALUE($)

	Industrial Conglomerates — continued
936	Honeywell International, Inc.	108,482

		214,793

	Machinery — 1.5%
1,030	Dover Corp.	77,170
670	Illinois Tool Works, Inc.	82,097

		159,267

	Total Industrials	667,354

	Information Technology — 7.0%
	Communications Equipment — 1.1%
3,800	Cisco Systems, Inc.	114,836

	Electronic Equipment, Instruments & Components — 0.7%
1,025	Arrow Electronics, Inc. (a)	73,112

	IT Services — 0.5%
1,477	PayPal Holdings, Inc. (a)	58,313

	Semiconductors & Semiconductor Equipment — 2.7%
832	KLA-Tencor Corp.	65,454
1,247	QUALCOMM, Inc.	81,301
1,941	Texas Instruments, Inc.	141,642

		288,397

	Software — 1.3%
2,180	Microsoft Corp.	135,440

	Technology Hardware, Storage & Peripherals — 0.7%
3,134	Hewlett Packard Enterprise Co.	72,514

	Total Information Technology	742,612

	Materials — 3.8%
	Chemicals — 0.2%
1,124	AdvanSix, Inc. (a)	24,896

	Construction Materials — 0.8%
369	Martin Marietta Materials, Inc.	81,780

	Containers & Packaging — 2.3%
1,400	Ball Corp.	105,068
3,462	Graphic Packaging Holding Co.	43,206
2,022	WestRock Co.	102,667

		250,941

	Paper & Forest Products — 0.5%
2,334	KapStone Paper and Packaging Corp.	51,467

	Total Materials	409,084

	Real Estate — 4.5%
	Equity Real Estate Investment Trusts (REITs) — 4.1%
3,446	American Homes 4 Rent, Class A	72,306
2,676	Brixmor Property Group, Inc.	65,343

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
678	EastGroup Properties, Inc.	50,086
2,340	Kimco Realty Corp.	58,872
2,325	Outfront Media, Inc.	57,823
3,257	Rayonier, Inc.	86,624
1,414	Weyerhaeuser Co.	42,532

		433,586

	Real Estate Management & Development — 0.4%
1,337	CBRE Group, Inc., Class A (a)	42,102

	Total Real Estate	475,688

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 0.9%
1,778	Verizon Communications, Inc.	94,905

	Wireless Telecommunication Services — 0.5%
918	T-Mobile US, Inc. (a)	52,771

	Total Telecommunication Services	147,676

	Utilities — 5.8%
	Electric Utilities — 5.2%
1,684	American Electric Power Co., Inc.	105,993
1,146	Duke Energy Corp.	88,945
1,083	Edison International	77,997
1,262	Eversource Energy	69,678

SHARES	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
937	NextEra Energy, Inc.	111,910
2,658	Xcel Energy, Inc.	108,184

		562,707

	Multi-Utilities — 0.6%
611	Sempra Energy	61,451

	Total Utilities	624,158

	Total Common Stocks (Cost $7,965,649)	10,506,445

Short-Term Investment — 1.7%
	Investment Company — 1.7%
184,644	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.410% (b) (l) (Cost $184,644)	184,644

	Total Investments — 100.2% (Cost $8,150,293)	10,691,089
	Liabilities in Excess of Other Assets — (0.2)%	(23,371)

	NET ASSETS — 100.0%	$10,667,718

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	39

J.P. Morgan Mid Cap/Multi-Cap Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2016 (Unaudited)

USD	— United States Dollar

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	— Amount rounds to less than 500.
(j)	— All or a portion of the security is segregated for short sales. The total value of securities and cash segregated as collateral is approximately $26,810,000 and $150,134,000, respectively.
(l)	— The rate shown is the current yield as of December 31, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

THIS PAGE IS INTENTIONALLY LEFT BLANK

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	41

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2016 (Unaudited)

(Amounts in thousands, except per share amounts)

	Growth Advantage Fund	Mid Cap Equity Fund		Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$5,982,852	$2,516,512		$2,658,585
Investments in affiliates, at value	108,763	89,081		63,672

Total investment securities, at value	6,091,615	2,605,593		2,722,257
Cash	—	—		—	(a)
Receivables:
Investment securities sold	—	932		1,984
Fund shares sold	26,991	3,738		5,887
Dividends from non-affiliates	1,062	2,372		720
Dividends from affiliates	40	27		17

Total Assets	6,119,708	2,612,662		2,730,865

LIABILITIES:
Payables:
Due to custodian	48	—		—
Fund shares redeemed	12,242	1,850		10,471
Accrued liabilities:
Investment advisory fees	3,381	1,435		1,481
Administration fees	423	182		177
Distribution fees	698	94		259
Shareholder servicing fees	395	73		138
Custodian and accounting fees	39	22		17
Trustees’ and Chief Compliance Officer’s fees	23	—	(a)	1
Printing and mailing cost	164	302		132
Sub-transfer agency fees	460	368		555
Other	175	19		98

Total Liabilities	18,048	4,345		13,329

Net Assets	$6,101,660	$2,608,317		$2,717,536

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

	Growth Advantage Fund	Mid Cap Equity Fund	Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$4,766,757	$2,002,213	$2,352,244
Accumulated undistributed (distributions in excess of) net investment income	(20,692)	(582)	(10,014)
Accumulated net realized gains (losses)	(100,034)	(28,323)	(42,108)
Net unrealized appreciation (depreciation)	1,455,629	635,009	417,414

Total Net Assets	$6,101,660	$2,608,317	$2,717,536

Net Assets:
Class A	$1,549,154	$342,456	$871,922
Class C	556,435	30,577	87,166
Class R2	—	612	31,668
Class R3	—	—	20
Class R4	—	—	20
Class R5	79,977	2,788	220,600
Class R6	2,839,301	1,550,055	627,006
Select Class	1,076,793	681,829	879,134

Total	$6,101,660	$2,608,317	$2,717,536

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	102,096	7,808	35,957
Class C	41,070	717	4,434
Class R2	—	14	1,205
Class R3	—	—	1
Class R4	—	—	1
Class R5	5,073	63	7,953
Class R6	179,468	34,933	22,534
Select Class	69,309	15,376	31,975

Net Asset Value (a):
Class A — Redemption price per share	$15.17	$43.86	$24.25
Class C — Offering price per share (b)	13.55	42.63	19.66
Class R2 — Offering and redemption price per share	—	43.62	26.28
Class R3 — Offering and redemption price per share	—	—	27.47
Class R4 — Offering and redemption price per share	—	—	27.49
Class R5 — Offering and redemption price per share	15.77	44.37	27.74
Class R6 — Offering and redemption price per share	15.82	44.37	27.82
Select Class — Offering and redemption price per share	15.54	44.34	27.49
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$16.01	$46.29	$25.59

Cost of investments in non-affiliates	$4,527,223	$1,881,503	$2,241,171
Cost of investments in affiliates	108,763	89,081	63,672

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	43

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Mid Cap Value Fund	Multi-Cap Market Neutral Fund	Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$16,400,277	$149,348	$10,506,445
Investments in affiliates, at value	766,568	23,704	184,644

Total investment securities, at value	17,166,845	173,052	10,691,089
Restricted cash	—	20	—
Cash	—	116	205
Deposits at broker for futures contracts	—	170	—
Deposits at broker for securities sold short	—	150,134	—
Receivables:
Investment securities sold	—	4,707	—
Fund shares sold	49,870	111	21,275
Dividends from non-affiliates	26,677	157	9,845
Dividends from affiliates	221	7	60
Variation margin on futures contracts	—	3	—

Total Assets	17,243,613	328,477	10,722,474

LIABILITIES:
Payables:
Due to custodian	3	—	—
Securities sold short, at value	—	148,679	—
Dividend expense to non-affiliates on securities sold short	—	97	—
Investment securities purchased	—	5,572	8,040
Interest expense to non-affiliates on securities sold short	—	7	—
Fund shares redeemed	88,922	5,258	37,115
Accrued liabilities:
Investment advisory fees	8,550	95	5,772
Administration fees	1,195	—	738
Distribution fees	862	5	888
Shareholder servicing fees	582	37	488
Custodian and accounting fees	27	7	43
Trustees’ and Chief Compliance Officer’s fees	92	—	52
Printing and mailing cost	369	6	205
Sub-transfer agency fees	3,402	7	1,283
Other	383	26	132

Total Liabilities	104,387	159,796	54,756

Net Assets	$17,139,226	$168,681	$10,667,718

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

	Mid Cap Value Fund	Multi-Cap Market Neutral Fund	Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$11,684,022	$162,075	$8,286,153
Accumulated undistributed (distributions in excess of) net investment income	(3,386)	(1,306)	92
Accumulated net realized gains (losses)	14,341	(7,701)	(159,323)
Net unrealized appreciation (depreciation)	5,444,249	15,613	2,540,796

Total Net Assets	$17,139,226	$168,681	$10,667,718

Net Assets:
Class A	$2,251,296	$5,411	$1,854,162
Class C	531,177	5,220	771,589
Class L (formerly Institutional Class)	11,574,107	—	3,666,117
Class R2	66,949	—	—
Class R3	21	—	22
Class R4	21	—	22
Class R5	21	—	22
Class R6	51,221	—	2,937,216
Select Class	2,664,413	158,050	1,438,568

Total	$17,139,226	$168,681	$10,667,718

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	63,169	538	57,784
Class C	15,463	555	24,131
Class L (formerly Institutional Class)	317,972	—	113,733
Class R2	1,952	—	—
Class R3	1	—	1
Class R4	1	—	1
Class R5	— (a)	—	1
Class R6	1,408	—	91,192
Select Class	74,010	15,351	44,593

Net Asset Value (b):
Class A — Redemption price per share	$35.64	$10.05	$32.09
Class C — Offering price per share (c)	34.35	9.41	31.97
Class L (formerly Institutional Class) — Offering and redemption price per share	36.40	—	32.23
Class R2 — Offering and redemption price per share	34.30	—	—
Class R3 — Offering and redemption price per share	35.50	—	31.94
Class R4 — Offering and redemption price per share	35.93	—	32.20
Class R5 — Offering and redemption price per share	36.38	—	32.21
Class R6 — Offering and redemption price per share	36.38	—	32.21
Select Class — Offering and redemption price per share	36.00	10.30	32.26
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$37.61	$10.61	$33.87

Cost of investments in non-affiliates	$10,956,028	$131,393	$7,965,649
Cost of investments in affiliates	766,568	23,704	184,644
Proceeds from securities sold short	—	146,326	—

(a)	Amount rounds to less than 500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(c)	Redemption price for Class C Shares varies based upon length of time the shares are held.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	45

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2016 (Unaudited)

(Amounts in thousands)

	Growth Advantage Fund	Mid Cap Equity Fund	Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$19,013	$14,188	$8,513
Dividend income from affiliates	224	149	75
Interest income from affiliates	4	2	1

Total investment income	19,241	14,339	8,589

EXPENSES:
Investment advisory fees	20,035	8,184	9,286
Administration fees	2,524	1,031	1,170
Distribution fees:
Class A	2,051	435	1,177
Class C	2,243	121	356
Class R2	—	2	67
Class R3 (a)	—	—	—	(b)
Shareholder servicing fees:
Class A	2,051	435	1,177
Class C	748	40	119
Class R2	—	1	33
Class R3 (a)	—	—	—	(b)
Class R4 (a)	—	—	—	(b)
Class R5	21	1	56
Select Class	1,254	817	1,159
Custodian and accounting fees	93	42	46
Interest expense to affiliates	— (b)	—	—
Professional fees	57	32	36
Trustees’ and Chief Compliance Officer’s fees	34	16	16
Printing and mailing costs	142	181	111
Registration and filing fees	118	25	57
Transfer agency fees (See Note 2.E.)	103	24	229
Sub-transfer agency fees (See Note 2.E.)	1,244	695	1,129
Other	93	25	33

Total expenses	32,811	12,107	16,257

Less fees waived	(1,290)	(1,193)	(1,811)
Less expense reimbursements	(2)	(16)	(63)

Net expenses	31,519	10,898	14,383

Net investment income (loss)	(12,278)	3,441	(5,794)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from Investments in non-affiliates	121,384	28,273	2,613
Change in net unrealized appreciation/depreciation on Investments in non-affiliates	206,479	103,262	107,428

Net realized/unrealized gains (losses)	327,863	131,535	110,041

Change in net assets resulting from operations	$315,585	$134,976	$104,247

(a)	Commencement of offering of class of shares effective September 9, 2016 for Mid Cap Growth Fund.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

	Mid Cap Value Fund		Multi-Cap Market Neutral Fund	Value Advantage Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$136,448		$1,208	$109,051
Dividend income from affiliates	1,159		28	314
Interest income from affiliates	11		— (a)	7

Total investment income	137,618		1,236	109,372

EXPENSES:
Investment advisory fees	53,416		728	33,576
Administration fees	6,728		74	4,229
Distribution fees:
Class A	2,856		8	2,423
Class C	2,054		21	2,795
Class R2	165		—	—
Class R3 (b)	—	(a)	—	—	(a)
Shareholder servicing fees:
Class A	2,856		8	2,423
Class C	685		7	931
Class L (formerly Institutional Class)	5,486		—	2,620
Class R2	82		—	—
Class R3 (b)	—	(a)	—	—	(a)
Class R4 (b)	—	(a)	—	—	(a)
Class R5 (b)	—	(a)	—	—	(a)
Select Class	3,176		213	1,705
Custodian and accounting fees	179		17	129
Interest expense to affiliates	—	(a)	—	—
Professional fees	250		28	173
Trustees’ and Chief Compliance Officer’s fees	91		13	57
Printing and mailing costs	476		5	336
Registration and filing fees	70		20	146
Transfer agency fees (See Note 2.E.)	510		3	128
Sub-transfer agency fees (See Note 2.E.)	7,066		13	2,608
Other	265		5	104
Dividend expense to non-affiliates on securities sold short	—		1,032	—
Interest expense to non-affiliates on securities sold short	—		10	—

Total expenses	86,411		2,205	54,383

Less fees waived	(10,894)		(246)	(5,313)
Less expense reimbursements	(2,674)		—	(183)

Net expenses	72,843		1,959	48,887

Net investment income (loss)	64,775		(723)	60,485

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	231,604		12,295	69,076
Futures	—		(180)	—
Securities sold short	—		(8,721)	—

Net realized gain (loss)	231,604		3,394	69,076

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	892,882		4,021	1,138,209
Futures	—		41	—
Securities sold short	—		(3,811)	—

Change in net unrealized appreciation/depreciation	892,882		251	1,138,209

Net realized/unrealized gains (losses)	1,124,486		3,645	1,207,285

Change in net assets resulting from operations	$1,189,261		$2,922	$1,267,770

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective September 9, 2016 for Mid Cap Value Fund and Value Advantage Fund.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	47

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Growth Advantage Fund		Mid Cap Equity Fund
	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(12,278)	$(20,440)	$3,441	$8,836
Net realized gain (loss)	121,384	(145,387)	28,273	58,144
Change in net unrealized appreciation/depreciation	206,479	(181,585)	103,262	(300,510)

Change in net assets resulting from operations	315,585	(347,412)	134,976	(233,530)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	—	(356)	(182)
From net realized gains	—	(57,173)	(10,459)	(12,309)
Class C
From net realized gains	—	(20,218)	(964)	(1,246)
Class R2
From net investment income	—	—	— (a)	—
From net realized gains	—	—	(19)	(39)
Class R5
From net investment income	—	—	(9)	(7)
From net realized gains	—	(2,457)	(84)	(147)
Class R6
From net investment income	—	—	(5,206)	(3,761)
From net realized gains	—	(86,200)	(46,392)	(61,528)
Select Class
From net investment income	—	—	(1,827)	(2,603)
From net realized gains	—	(48,267)	(20,374)	(75,744)

Total distributions to shareholders	—	(214,315)	(85,690)	(157,566)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(177,525)	1,337,047	194,682	(547,848)

NET ASSETS:
Change in net assets	138,060	775,320	243,968	(938,944)
Beginning of period	5,963,600	5,188,280	2,364,349	3,303,293

End of period	$6,101,660	$5,963,600	$2,608,317	$2,364,349

Accumulated undistributed (distributions in excess of) net investment income	$(20,692)	$(8,414)	$(582)	$3,375

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

	Mid Cap Growth Fund		Mid Cap Value Fund
	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(5,794)	$(11,080)	$64,775	$133,064
Net realized gain (loss)	2,613	181,344	231,604	921,071
Change in net unrealized appreciation/depreciation	107,428	(478,421)	892,882	(753,064)

Change in net assets resulting from operations	104,247	(308,157)	1,189,261	301,071

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	—	(9,018)	(9,590)
From net realized gains	(449)	(56,339)	(135,546)	(130,210)
Class C
From net realized gains	(55)	(6,714)	(33,147)	(31,402)
Class L (formerly Institutional Class)
From net investment income	—	—	(100,129)	(89,774)
From net realized gains	—	—	(669,173)	(526,794)
Class R2
From net investment income	—	—	(133)	(113)
From net realized gains	(11)	(1,533)	(4,114)	(3,769)
Class R3 (a)
From net investment income	—	—	— (b)	—
From net realized gains	— (b)	—	(1)	—
Class R4 (a)
From net investment income	—	—	— (b)	—
From net realized gains	— (b)	—	(1)	—
Class R5 (c)
From net investment income	—	—	— (b)	—
From net realized gains	(96)	(8,974)	(1)	—
Class R6 (c)
From net investment income	—	—	(437)	—
From net realized gains	(275)	(23,518)	(2,480)	—
Select Class
From net investment income	—	—	(17,549)	(14,584)
From net realized gains	(390)	(50,435)	(155,821)	(117,229)

Total distributions to shareholders	(1,276)	(147,513)	(1,127,550)	(923,465)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(236,918)	244,627	1,513,373	227,463

NET ASSETS:
Change in net assets	(133,947)	(211,043)	1,575,084	(394,931)
Beginning of period	2,851,483	3,062,526	15,564,142	15,959,073

End of period	$2,717,536	$2,851,483	$17,139,226	$15,564,142

Accumulated undistributed (distributions in excess of) net investment income	$(10,014)	$(4,220)	$(3,386)	$59,105

(a)	Commencement of offering of class of shares effective September 9, 2016 for Mid Cap Growth and Mid Cap Value Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective September 9, 2016 for Mid Cap Value Fund.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	49

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Multi-Cap Market Neutral Fund		Value Advantage Fund
	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(723)	$(1,875)	$60,485	$137,198
Net realized gain (loss)	3,394	30,953	69,076	(206,123)
Change in net unrealized appreciation/depreciation	251	(24,115)	1,138,209	(248,822)

Change in net assets resulting from operations	2,922	4,963	1,267,770	(317,747)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	—	(17,004)	(13,377)
From net realized gains	—	—	—	(22,474)
Class C
From net investment income	—	—	(4,071)	(1,450)
From net realized gains	—	—	—	(7,412)
Class L (formerly Institutional Class)
From net investment income	—	—	(51,645)	(77,515)
From net realized gains	—	—	—	(69,917)
Class R3 (a)
From net investment income	—	—	— (b)	—
Class R4 (a)
From net investment income	—	—	— (b)	—
Class R5 (a)
From net investment income	—	—	— (b)	—
Class R6 (a)
From net investment income	—	—	(44,017)	—
Select Class
From net investment income	—	—	(17,338)	(9,572)
From net realized gains	—	—	—	(14,779)

Total distributions to shareholders	—	—	(134,075)	(216,496)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(22,344)	(107,540)	(556,928)	(669,313)

NET ASSETS:
Change in net assets	(19,422)	(102,577)	576,767	(1,203,556)
Beginning of period	188,103	290,680	10,090,951	11,294,507

End of period	$168,681	$188,103	$10,667,718	$10,090,951

Accumulated undistributed (distributions in excess of) net investment income	$(1,306)	$(583)	$92	$73,682

(a)	Commencement of offering of class of shares effective September 9, 2016 for Value Advantage Fund.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

	Growth Advantage Fund		Mid Cap Equity Fund
	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$188,879	$1,090,924	$61,012	$174,026
Distributions reinvested	—	56,255	10,790	12,454
Cost of shares redeemed	(368,058)	(535,940)	(71,804)	(64,301)

Change in net assets resulting from Class A capital transactions	$(179,179)	$611,239	$(2)	$122,179

Class C
Proceeds from shares issued	$46,807	$406,222	$3,978	$12,272
Distributions reinvested	—	18,351	964	1,246
Cost of shares redeemed	(113,829)	(105,053)	(7,018)	(4,843)

Change in net assets resulting from Class C capital transactions	$(67,022)	$319,520	$(2,076)	$8,675

Class R2
Proceeds from shares issued	$—	$—	$58	$235
Distributions reinvested	—	—	13	27
Cost of shares redeemed	—	—	(163)	(320)

Change in net assets resulting from Class R2 capital transactions	$—	$—	$(92)	$(58)

Class R5
Proceeds from shares issued	$6,213	$41,933	$200	$2,174
Distributions reinvested	—	2,457	93	154
Cost of shares redeemed	(12,969)	(15,257)	(400)	(861)

Change in net assets resulting from Class R5 capital transactions	$(6,756)	$29,133	$(107)	$1,467

Class R6
Proceeds from shares issued	$86,020	$708,587	$115,360	$260,148
Distributions reinvested	—	83,297	51,255	65,041
Cost of shares redeemed	(116,347)	(290,712)	(16,215)	(112,907)

Change in net assets resulting from Class R6 capital transactions	$(30,327)	$501,172	$150,400	$212,282

Select Class
Proceeds from shares issued	$345,180	$709,570	$146,597	$250,507
Distributions reinvested	—	31,907	19,260	64,677
Cost of shares redeemed	(239,421)	(865,494)	(119,298)	(1,207,577)

Change in net assets resulting from Select Class capital transactions	$105,759	$(124,017)	$46,559	$(892,393)

Total change in net assets resulting from capital transactions	$(177,525)	$1,337,047	$194,682	$(547,848)

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	51

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Growth Advantage Fund		Mid Cap Equity Fund
	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
SHARE TRANSACTIONS:
Class A
Issued	12,479	73,064	1,376	4,101
Reinvested	—	3,824	244	299
Redeemed	(24,307)	(37,546)	(1,621)	(1,522)

Change in Class A Shares	(11,828)	39,342	(1)	2,878

Class C
Issued	3,456	30,118	92	297
Reinvested	—	1,389	22	30
Redeemed	(8,409)	(8,092)	(163)	(116)

Change in Class C Shares	(4,953)	23,415	(49)	211

Class R2
Issued	—	—	2	6
Reinvested	—	—	— (a)	1
Redeemed	—	—	(4)	(8)

Change in Class R2 Shares	—	—	(2)	(1)

Class R5
Issued	396	2,743	5	47
Reinvested	—	161	2	4
Redeemed	(829)	(1,010)	(9)	(20)

Change in Class R5 Shares	(433)	1,894	(2)	31

Class R6
Issued	5,472	47,326	2,591	6,062
Reinvested	—	5,459	1,142	1,544
Redeemed	(7,391)	(19,751)	(361)	(2,766)

Change in Class R6 Shares	(1,919)	33,034	3,372	4,840

Select Class
Issued	22,236	46,757	3,272	5,728
Reinvested	—	2,122	430	1,536
Redeemed	(15,495)	(62,228)	(2,664)	(30,292)

Change in Select Class Shares	6,741	(13,349)	1,038	(23,028)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

	Mid Cap Growth Fund		Mid Cap Value Fund
	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$51,650	$297,295	$221,785	$358,763
Distributions reinvested	434	54,215	131,660	127,887
Cost of shares redeemed	(162,932)	(221,243)	(421,765)	(694,701)

Change in net assets resulting from Class A capital transactions	$(110,848)	$130,267	$(68,320)	$(208,051)

Class C
Proceeds from shares issued	$5,972	$56,492	$15,892	$28,896
Distributions reinvested	49	5,744	26,948	25,199
Cost of shares redeemed	(18,693)	(23,954)	(65,004)	(73,557)

Change in net assets resulting from Class C capital transactions	$(12,672)	$38,282	$(22,164)	$(19,462)

Class L (formerly Institutional Class)
Proceeds from shares issued	$—	$—	$1,871,498	$2,148,891
Distributions reinvested	—	—	668,444	515,077
Cost of shares redeemed	—	—	(1,312,613)	(2,275,447)

Change in net assets resulting from Class L capital transactions	$—	$—	$1,227,329	$388,521

Class R2
Proceeds from shares issued	$11,937	$31,035	$7,937	$14,006
Distributions reinvested	10	1,494	3,909	3,715
Cost of shares redeemed	(13,431)	(6,825)	(11,362)	(20,042)

Change in net assets resulting from Class R2 capital transactions	$(1,484)	$25,704	$484	$(2,321)

Class R3 (a)
Proceeds from shares issued	$20	$—	$20	$—
Distributions reinvested	— (b)	—	1	—

Change in net assets resulting from Class R3 capital transactions	$20	$—	$21	$—

Class R4 (a)
Proceeds from shares issued	$20	$—	$20	$—
Distributions reinvested	— (b)	—	1	—

Change in net assets resulting from Class R4 capital transactions	$20	$—	$21	$—

Class R5 (c)
Proceeds from shares issued	$15,729	$120,489	$20	$—
Distributions reinvested	91	8,974	1	—
Cost of shares redeemed	(28,098)	(42,206)	—	—

Change in net assets resulting from Class R5 capital transactions	$(12,278)	$87,257	$21	$—

Class R6 (c)
Proceeds from shares issued	$85,459	$509,276	$49,833	$—
Distributions reinvested	274	23,176	2,917	—
Cost of shares redeemed	(101,162)	(120,874)	(864)	—

Change in net assets resulting from Class R6 capital transactions	$(15,429)	$411,578	$51,886	$—

Select Class
Proceeds from shares issued	$140,441	$596,426	$471,695	$575,208
Distributions reinvested	339	41,535	157,140	119,621
Cost of shares redeemed	(225,027)	(484,304)	(304,740)	(626,053)
Redemptions in-kind (See Note 7)	—	(602,118)	—	—

Change in net assets resulting from Select Class capital transactions	$(84,247)	$(448,461)	$324,095	$68,776

Total change in net assets resulting from capital transactions	$(236,918)	$244,627	$1,513,373	$227,463

(a)	Commencement of offering of class of shares effective September 9, 2016 for Mid Cap Growth and Mid Cap Value Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective September 9, 2016 for Mid Cap Value Fund.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	53

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mid Cap Growth Fund		Mid Cap Value Fund
	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
SHARE TRANSACTIONS:
Class A
Issued	2,134	11,900	6,105	10,465
Reinvested	18	2,266	3,648	3,881
Redeemed	(6,702)	(9,178)	(11,605)	(20,274)

Change in Class A Shares	(4,550)	4,988	(1,852)	(5,928)

Class C
Issued	302	2,722	455	877
Reinvested	3	295	778	794
Redeemed	(950)	(1,230)	(1,855)	(2,221)

Change in Class C Shares	(645)	1,787	(622)	(550)

Class L (formerly Institutional Class)
Issued	—	—	50,236	61,500
Reinvested	—	—	18,060	15,274
Redeemed	—	—	(35,291)	(65,137)

Change in Class L Shares	—	—	33,005	11,637

Class R2
Issued	450	1,143	226	421
Reinvested	— (a)	57	113	117
Redeemed	(508)	(266)	(325)	(606)

Change in Class R2 Shares	(58)	934	14	(68)

Class R3 (b)
Issued	1	—	1	—
Reinvested	— (a)	—	— (a)	—

Change in Class R3 Shares	1	—	1	—

Class R4 (b)
Issued	1	—	1	—
Reinvested	— (a)	—	— (a)	—

Change in Class R4 Shares	1	—	1	—

Class R5 (c)
Issued	565	4,352	— (a)	—
Reinvested	3	329	— (a)	—
Redeemed	(1,011)	(1,554)	—	—

Change in Class R5 Shares	(443)	3,127	— (a)	—

Class R6 (c)
Issued	3,074	18,275	1,351	—
Reinvested	10	849	79	—
Redeemed	(3,652)	(4,509)	(22)	—

Change in Class R6 Shares	(568)	14,615	1,408	—

Select Class
Issued	5,108	21,225	12,833	16,809
Reinvested	12	1,536	4,300	3,589
Redeemed	(8,188)	(17,722)	(8,277)	(18,078)
Redemptions in-kind (See Note 7)	—	(20,287)	—	—

Change in Select Class Shares	(3,068)	(15,248)	8,856	2,320

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective September 9, 2016 for Mid Cap Growth and Mid Cap Value Fund.
(c)	Commencement of offering of class of shares effective September 9, 2016 for Mid Cap Value Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

	Multi-Cap Market Neutral Fund		Value Advantage Fund
	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$358	$3,218	$249,524	$696,311
Distributions reinvested	—	—	16,190	34,339
Cost of shares redeemed	(1,641)	(2,889)	(667,420)	(1,032,013)

Change in net assets resulting from Class A capital transactions	$(1,283)	$329	$(401,706)	$(301,363)

Class C
Proceeds from shares issued	$43	$1,852	$55,004	$188,939
Distributions reinvested	—	—	3,544	7,489
Cost of shares redeemed	(1,039)	(2,446)	(100,080)	(140,118)

Change in net assets resulting from Class C capital transactions	$(996)	$(594)	$(41,532)	$56,310

Class L (formerly Institutional Class)
Proceeds from shares issued	$—	$—	$751,803	$3,435,571
Distributions reinvested	—	—	45,687	138,955
Cost of shares redeemed	—	—	(3,455,528)	(2,438,224)

Change in net assets resulting from Class L capital transactions	$—	$—	$(2,658,038)	$1,136,302

Class R3 (a)
Proceeds from shares issued	$—	$—	$20	$—
Distributions reinvested	—	—	—	—
Cost of shares redeemed	—	—	— (b)	—

Change in net assets resulting from Class R3 capital transactions	$—	$—	$20	$—

Class R4 (a)
Proceeds from shares issued	$—	$—	$20	$—
Distributions reinvested	—	—	— (b)	—
Cost of shares redeemed	—	—	— (b)	—

Change in net assets resulting from Class R4 capital transactions	$—	$—	$20	$—

Class R5 (a)
Proceeds from shares issued	$—	$—	$20	$—
Distributions reinvested	—	—	— (b)	—
Cost of shares redeemed	—	—	— (b)	—

Change in net assets resulting from Class R5 capital transactions	$—	$—	$20	$—

Class R6 (a)
Proceeds from shares issued	$—	$—	$2,868,862	$—
Distributions reinvested	—	—	44,017	—
Cost of shares redeemed	—	—	(239,419)	—

Change in net assets resulting from Class R6 capital transactions	$—	$—	$2,673,460	$—

Select Class
Proceeds from shares issued	$1,146	$4,346	$271,022	$675,086
Distributions reinvested	—	—	12,528	17,378
Cost of shares redeemed	(21,211)	(111,621)	(412,722)	(2,253,026)

Change in net assets resulting from Select Class capital transactions	$(20,065)	$(107,275)	$(129,172)	$(1,560,562)

Total change in net assets resulting from capital transactions	$(22,344)	$(107,540)	$(556,928)	$(669,313)

(a)	Commencement of offering of class of shares effective September 9, 2016 for Value Advantage Fund.
(b)	Amount rounds to less than 500.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	55

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Multi-Cap Market Neutral Fund		Value Advantage Fund
	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
SHARE TRANSACTIONS:
Class A
Issued	35	316	8,253	24,694
Reinvested	—	—	497	1,244
Redeemed	(165)	(284)	(22,341)	(36,328)

Change in Class A Shares	(130)	32	(13,591)	(10,390)

Class C
Issued	5	194	1,798	6,724
Reinvested	—	—	109	273
Redeemed	(112)	(258)	(3,328)	(5,029)

Change in Class C Shares	(107)	(64)	(1,421)	1,968

Class L (formerly Institutional Class)
Issued	—	—	24,782	120,136
Reinvested	—	—	1,397	5,004
Redeemed	—	—	(116,928)	(88,948)

Change in Class L Shares	—	—	(90,749)	36,192

Class R3 (a)
Issued	—	—	1	—
Reinvested	—	—	— (b)	—

Change in Class R3 Shares	—	—	1	—

Class R4 (a)
Issued	—	—	1	—
Reinvested	—	—	— (b)	—

Change in Class R4 Shares	—	—	1	—

Class R5 (a)
Issued	—	—	1	—
Reinvested	—	—	— (b)	—

Change in Class R5 Shares	—	—	1	—

Class R6 (a)
Issued	—	—	97,357	—
Reinvested	—	—	1,347	—
Redeemed	—	—	(7,512)	—

Change in Class R6 Shares	—	—	91,192	—

Select Class
Issued	112	416	8,876	24,052
Reinvested	—	—	383	626
Redeemed	(2,073)	(10,669)	(13,678)	(78,871)

Change in Select Class Shares	(1,961)	(10,253)	(4,419)	(54,193)

(a)	Commencement of offering of class of shares effective September 9, 2016 for Value Advantage Fund.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

THIS PAGE IS INTENTIONALLY LEFT BLANK

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	57

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Growth Advantage Fund
Class A
Six Months Ended December 31, 2016 (Unaudited)	$14.42	$(0.05)		$0.80	$0.75	$—	$—	$—
Year Ended June 30, 2016	15.74	(0.08)		(0.71)	(0.79)	—	(0.53)	(0.53)
Year Ended June 30, 2015	14.24	(0.10)		2.17	2.07	—	(0.57)	(0.57)
Year Ended June 30, 2014	11.43	(0.07)		3.52	3.45	—	(0.64)	(0.64)
Year Ended June 30, 2013	9.49	0.01	(g)	1.97	1.98	(0.01)	(0.03)	(0.04)
Year Ended June 30, 2012	9.28	(0.03	)(h)	0.24	0.21	—	—	—

Class C
Six Months Ended December 31, 2016 (Unaudited)	12.91	(0.08)		0.72	0.64	—	—	—
Year Ended June 30, 2016	14.22	(0.14)		(0.64)	(0.78)	—	(0.53)	(0.53)
Year Ended June 30, 2015	12.98	(0.15)		1.96	1.81	—	(0.57)	(0.57)
Year Ended June 30, 2014	10.51	(0.12)		3.23	3.11	—	(0.64)	(0.64)
Year Ended June 30, 2013	8.77	(0.04	)(g)	1.81	1.77	—	(0.03)	(0.03)
Year Ended June 30, 2012	8.61	(0.07	)(h)	0.23	0.16	—	—	—

Class R5
Six Months Ended December 31, 2016 (Unaudited)	14.96	(0.02)		0.83	0.81	—	—	—
Year Ended June 30, 2016	16.25	(0.03)		(0.73)	(0.76)	—	(0.53)	(0.53)
Year Ended June 30, 2015	14.63	(0.04)		2.23	2.19	—	(0.57)	(0.57)
Year Ended June 30, 2014	11.68	(0.02)		3.61	3.59	—	(0.64)	(0.64)
Year Ended June 30, 2013	9.69	0.06	(g)	2.01	2.07	(0.05)	(0.03)	(0.08)
Year Ended June 30, 2012	9.44	0.01	(h)	0.24	0.25	—	—	—

Class R6
Six Months Ended December 31, 2016 (Unaudited)	15.00	(0.01)		0.83	0.82	—	—	—
Year Ended June 30, 2016	16.27	(0.01)		(0.73)	(0.74)	—	(0.53)	(0.53)
Year Ended June 30, 2015	14.64	(0.03)		2.23	2.20	—	(0.57)	(0.57)
December 23, 2013 (i) through June 30, 2014	13.86	(0.01)		0.79	0.78	—	—	—

Select Class
Six Months Ended December 31, 2016 (Unaudited)	14.75	(0.03)		0.82	0.79	—	—	—
Year Ended June 30, 2016	16.06	(0.06)		(0.72)	(0.78)	—	(0.53)	(0.53)
Year Ended June 30, 2015	14.50	(0.07)		2.20	2.13	—	(0.57)	(0.57)
Year Ended June 30, 2014	11.60	(0.04)		3.58	3.54	—	(0.64)	(0.64)
Year Ended June 30, 2013	9.63	0.04	(g)	1.98	2.02	(0.02)	(0.03)	(0.05)
Year Ended June 30, 2012	9.39	(0.02	)(h)	0.26	0.24	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.02), $(0.06), $0.03 and $0.01 for Class A, Class C, Class R5 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (0.17)%, (0.66)%, 0.27% and 0.09% for Class A, Class C, Class R5 and Select Class Shares, respectively.
(h)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.05), $(0.09), $(0.01) and $(0.03) for Class A, Class C, Class R5 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (0.56)%, (1.03)%, (0.12)% and (0.37)% for Class A, Class C, Class R5 and Select Class Shares, respectively.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$15.17	5.20%	$1,549,154	1.24%	(0.62)%		1.34%	17%
14.42	(5.07)	1,643,136	1.25	(0.55)		1.35	46
15.74	14.99	1,174,260	1.24	(0.65)		1.35	46
14.24	30.69	717,564	1.24	(0.51)		1.31	62
11.43	20.95	276,670	1.24	0.11	(g)	1.28	76
9.49	2.26	194,911	1.25	(0.37	)(h)	1.30	86

13.55	4.96	556,435	1.74	(1.12)		1.84	17
12.91	(5.55)	594,190	1.75	(1.04)		1.85	46
14.22	14.43	321,500	1.74	(1.14)		1.84	46
12.98	30.12	144,229	1.74	(1.01)		1.81	62
10.51	20.27	42,655	1.74	(0.38	)(g)	1.78	76
8.77	1.86	27,469	1.75	(0.84	)(h)	1.80	86

15.77	5.41	79,977	0.87	(0.25)		0.89	17
14.96	(4.72)	82,358	0.89	(0.20)		0.90	46
16.25	15.42	58,686	0.86	(0.25)		0.87	46
14.63	31.25	1,453,864	0.85	(0.11)		0.86	62
11.68	21.49	835,233	0.83	0.55	(g)	0.84	76
9.69	2.65	468,064	0.85	0.07	(h)	0.85	86

15.82	5.47	2,839,301	0.74	(0.12)		0.75	17
15.00	(4.59)	2,720,935	0.76	(0.07)		0.76	46
16.27	15.48	2,414,333	0.76	(0.17)		0.77	46
14.64	5.63	271,958	0.80	(0.15)		0.82	62

15.54	5.36	1,076,793	1.02	(0.40)		1.05	17
14.75	(4.91)	922,981	1.08	(0.41)		1.09	46
16.06	15.14	1,219,501	1.09	(0.48)		1.09	46
14.50	31.03	975,175	1.05	(0.30)		1.06	62
11.60	21.14	842,783	1.03	0.37	(g)	1.03	76
9.63	2.56	662,786	1.05	(0.18	)(h)	1.05	86

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	59

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mid Cap Equity Fund
Class A
Six Months Ended December 31, 2016 (Unaudited)	$42.95	$(0.02)		$2.35	$2.33	$(0.05)	$(1.37)	$(1.42)
Year Ended June 30, 2016	47.12	(0.01)		(2.02)	(2.03)	(0.03)	(2.11)	(2.14)
Year Ended June 30, 2015	44.91	(0.03)		4.32	4.29	(0.02)	(2.06)	(2.08)
Year Ended June 30, 2014	38.10	(0.04)		10.25	10.21	(0.02)	(3.38)	(3.40)
Year Ended June 30, 2013	30.97	0.10	(h)	7.36	7.46	(0.07)	(0.26)	(0.33)
Year Ended June 30, 2012	31.29	0.10	(i)	(0.34)	(0.24)	(0.08)	—	(0.08)

Class C
Six Months Ended December 31, 2016 (Unaudited)	41.85	(0.13)		2.28	2.15	—	(1.37)	(1.37)
Year Ended June 30, 2016	46.16	(0.23)		(1.97)	(2.20)	—	(2.11)	(2.11)
Year Ended June 30, 2015	44.21	(0.25)		4.23	3.98	—	(2.03)	(2.03)
Year Ended June 30, 2014	37.71	(0.24)		10.12	9.88	—	(3.38)	(3.38)
Year Ended June 30, 2013	30.75	(0.07	)(h)	7.29	7.22	— (g)	(0.26)	(0.26)
Year Ended June 30, 2012	31.16	(0.05	)(i)	(0.35)	(0.40)	(0.01)	—	(0.01)

Class R2
Six Months Ended December 31, 2016 (Unaudited)	42.75	(0.08)		2.33	2.25	(0.01)	(1.37)	(1.38)
Year Ended June 30, 2016	46.98	(0.13)		(1.99)	(2.12)	—	(2.11)	(2.11)
Year Ended June 30, 2015	44.87	(0.14)		4.30	4.16	—	(2.05)	(2.05)
March 14, 2014 (j) through June 30, 2014	42.92	(0.05)		2.01	1.96	(0.01)	—	(0.01)

Class R5
Six Months Ended December 31, 2016 (Unaudited)	43.43	0.08		2.37	2.45	(0.14)	(1.37)	(1.51)
Year Ended June 30, 2016	47.49	0.18		(2.03)	(1.85)	(0.10)	(2.11)	(2.21)
Year Ended June 30, 2015	45.15	0.20		4.33	4.53	(0.13)	(2.06)	(2.19)
March 14, 2014 (j) through June 30, 2014	43.14	0.04		2.02	2.06	(0.05)	—	(0.05)

Class R6
Six Months Ended December 31, 2016 (Unaudited)	43.44	0.09		2.37	2.46	(0.16)	(1.37)	(1.53)
Year Ended June 30, 2016	47.49	0.20		(2.02)	(1.82)	(0.12)	(2.11)	(2.23)
Year Ended June 30, 2015	45.15	0.20		4.34	4.54	(0.14)	(2.06)	(2.20)
March 14, 2014 (j) through June 30, 2014	43.14	0.04		2.02	2.06	(0.05)	—	(0.05)

Select Class
Six Months Ended December 31, 2016 (Unaudited)	43.41	0.05		2.37	2.42	(0.12)	(1.37)	(1.49)
Year Ended June 30, 2016	47.47	0.11		(1.99)	(1.88)	(0.07)	(2.11)	(2.18)
Year Ended June 30, 2015	45.15	0.13		4.34	4.47	(0.09)	(2.06)	(2.15)
Year Ended June 30, 2014	38.22	0.11		10.30	10.41	(0.10)	(3.38)	(3.48)
Year Ended June 30, 2013	31.05	0.20	(h)	7.40	7.60	(0.17)	(0.26)	(0.43)
Year Ended June 30, 2012	31.36	0.19	(i)	(0.33)	(0.14)	(0.17)	—	(0.17)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Amount rounds to less than $0.005.
(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.03, $(0.14) and $0.14 for Class A, Class C and Select Class Shares, respectively, and the net investment income (loss) ratio would have been 0.09%, (0.39)% and 0.39% for Class A, Class C and Select Class Shares, respectively.
(i)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend the net investment income (loss) per share would have been $0.05, $(0.10) and $0.14 for Class A, Class C and Select Class Shares, respectively and the net investment income (loss) ratio would have been 0.18%, (0.33)% and 0.48% for Class A, Class C and Select Class Shares, respectively.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$43.86	5.39%	$342,456	1.24%	(0.11)%		1.40%	18%
42.95	(4.17)	335,424	1.25	(0.03)		1.43	39
47.12	9.99	232,320	1.24	(0.06)		1.44	41
44.91	27.96	156,016	1.24	(0.08)		1.41	47
38.10	24.23	21,171	1.24	0.27	(h)	1.49	67
30.97	(0.76)	6,965	1.24	0.34	(i)	1.54	55

42.63	5.11	30,577	1.74	(0.61)		1.96	18
41.85	(4.64)	32,045	1.75	(0.54)		1.96	39
46.16	9.44	25,597	1.74	(0.56)		1.91	41
44.21	27.34	20,018	1.74	(0.57)		1.93	47
37.71	23.60	6,136	1.74	(0.21	)(h)	2.00	67
30.75	(1.29)	1,244	1.75	(0.18	)(i)	2.03	55

43.62	5.23	612	1.49	(0.37)		1.79	18
42.75	(4.38)	688	1.50	(0.30)		1.81	39
46.98	9.71	823	1.49	(0.31)		1.69	41
44.87	4.56	688	1.47	(0.41)		1.60	47

44.37	5.63	2,788	0.79	0.34		0.89	18
43.43	(3.73)	2,840	0.80	0.42		0.91	39
47.49	10.49	1,636	0.79	0.43		0.88	41
45.15	4.77	91	0.78	0.27		0.91	47

44.37	5.63	1,550,055	0.74	0.40		0.76	18
43.44	(3.66)	1,370,912	0.74	0.46		0.77	39
47.49	10.53	1,268,988	0.74	0.45		0.80	41
45.15	4.78	823,036	0.73	0.34		0.86	47

44.34	5.56	681,829	0.89	0.24		1.13	18
43.41	(3.81)	622,440	0.90	0.25		1.20	39
47.47	10.35	1,773,929	0.89	0.29		1.16	41
45.15	28.45	1,773,321	0.89	0.27		1.18	47
38.22	24.64	932,920	0.89	0.57	(h)	1.23	67
31.05	(0.42)	813,125	0.89	0.64	(i)	1.30	55

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	61

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain
Mid Cap Growth Fund
Class A
Six Months Ended December 31, 2016 (Unaudited)	$23.43	$(0.08)		$0.91	$0.83	$(0.01)
Year Ended June 30, 2016	27.71	(0.15)		(2.67)	(2.82)	(1.46)
Year Ended June 30, 2015	27.49	(0.18)		3.19	3.01	(2.79)
Year Ended June 30, 2014	22.99	(0.13	)(g)	7.42	7.29	(2.79)
Year Ended June 30, 2013	19.52	(0.04	)(h)	4.50	4.46	(0.99)
Year Ended June 30, 2012	23.30	(0.05	)(i)	(1.72)	(1.77)	(2.01)

Class C
Six Months Ended December 31, 2016 (Unaudited)	19.05	(0.11)		0.73	0.62	(0.01)
Year Ended June 30, 2016	22.93	(0.22)		(2.20)	(2.42)	(1.46)
Year Ended June 30, 2015	23.35	(0.26)		2.63	2.37	(2.79)
Year Ended June 30, 2014	19.97	(0.22	)(g)	6.39	6.17	(2.79)
Year Ended June 30, 2013	17.17	(0.12	)(h)	3.91	3.79	(0.99)
Year Ended June 30, 2012	20.88	(0.13	)(i)	(1.57)	(1.70)	(2.01)

Class R2
Six Months Ended December 31, 2016 (Unaudited)	25.41	(0.11)		0.99	0.88	(0.01)
Year Ended June 30, 2016	29.96	(0.18)		(2.91)	(3.09)	(1.46)
Year Ended June 30, 2015	29.54	(0.24)		3.45	3.21	(2.79)
Year Ended June 30, 2014	24.56	(0.20	)(g)	7.97	7.77	(2.79)
Year Ended June 30, 2013	20.83	(0.07	)(h)	4.79	4.72	(0.99)
Year Ended June 30, 2012	24.73	(0.07	)(i)	(1.82)	(1.89)	(2.01)

Class R3
September 9, 2016(j) through December 31, 2016 (Unaudited)	27.06	(0.05)		0.47	0.42	(0.01)

Class R4
September 9, 2016(j) through December 31, 2016 (Unaudited)	27.06	(0.03)		0.47	0.44	(0.01)

Class R5
Six Months Ended December 31, 2016 (Unaudited)	26.74	(0.03)		1.04	1.01	(0.01)
Year Ended June 30, 2016	31.26	(0.03)		(3.03)	(3.06)	(1.46)
Year Ended June 30, 2015	30.52	(0.07)		3.60	3.53	(2.79)
Year Ended June 30, 2014	25.15	(0.02	)(g)	8.18	8.16	(2.79)
Year Ended June 30, 2013	21.18	0.06	(h)	4.90	4.96	(0.99)
November 1, 2011(j) through June 30, 2012	21.75	0.04	(i)	1.40	1.44	(2.01)

Class R6
Six Months Ended December 31, 2016 (Unaudited)	26.82	(0.02)		1.03	1.01	(0.01)
Year Ended June 30, 2016	31.33	(0.02)		(3.03)	(3.05)	(1.46)
Year Ended June 30, 2015	30.57	(0.06)		3.61	3.55	(2.79)
Year Ended June 30, 2014	25.17	—	(g)(k)	8.19	8.19	(2.79)
Year Ended June 30, 2013	21.19	0.08	(h)	4.89	4.97	(0.99)
November 1, 2011(j) through June 30, 2012	21.75	0.08	(i)	1.37	1.45	(2.01)

Select Class
Six Months Ended December 31, 2016 (Unaudited)	26.52	(0.05)		1.03	0.98	(0.01)
Year Ended June 30, 2016	31.06	(0.09)		(2.99)	(3.08)	(1.46)
Year Ended June 30, 2015	30.39	(0.11)		3.57	3.46	(2.79)
Year Ended June 30, 2014	25.08	(0.06	)(g)	8.16	8.10	(2.79)
Year Ended June 30, 2013	21.15	0.03	(h)	4.89	4.92	(0.99)
Year Ended June 30, 2012	24.97	0.02	(i)	(1.83)	(1.81)	(2.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends the net investment income (loss) per share would have been $(0.14), $(0.23), $(0.20), $(0.02), $(0.01) and $(0.06) for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (0.53)%, (1.03)%, (0.73)%, (0.08)%, (0.03)% and (0.22)% for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$24.25	3.55%	$871,922	1.23%	(0.63)%		1.39%	16%
23.43	(10.29)	949,148	1.24	(0.59)		1.40	56
27.71	12.37	984,262	1.23	(0.68)		1.35	57
27.49	33.44	765,310	1.24	(0.51	)(g)	1.37	69
22.99	23.70	586,787	1.23	(0.17	)(h)	1.45	70
19.52	(6.61)	538,323	1.24	(0.23	)(i)	1.38	70

19.66	3.27	87,166	1.73	(1.13)		1.88	16
19.05	(10.70)	96,729	1.74	(1.08)		1.90	56
22.93	11.78	75,494	1.73	(1.19)		1.86	57
23.35	32.85	41,047	1.73	(1.01	)(g)	1.86	69
19.97	23.03	23,745	1.73	(0.67	)(h)	1.95	70
17.17	(7.06)	22,190	1.75	(0.75	)(i)	1.88	70

26.28	3.47	31,668	1.39	(0.82)		1.74	16
25.41	(10.42)	32,092	1.40	(0.71)		1.71	56
29.96	12.18	9,868	1.39	(0.85)		1.64	57
29.54	33.25	1,852	1.40	(0.71	)(g)	1.59	69
24.56	23.46	320	1.39	(0.32	)(h)	1.71	70
20.83	(6.72)	230	1.40	(0.35	)(i)	1.63	70

27.47	1.56	20	1.23	(0.63)		1.25	16

27.49	1.63	20	0.98	(0.38)		1.00	16

27.74	3.78	220,600	0.78	(0.19)		0.89	16
26.74	(9.87)	224,498	0.79	(0.13)		0.91	56
31.26	12.87	164,713	0.78	(0.25)		0.87	57
30.52	34.06	27,454	0.79	(0.06	)(g)	0.92	69
25.15	24.22	17,848	0.79	0.28	(h)	1.00	70
21.18	7.71	14,837	0.78	0.31	(i)	0.92	70

27.82	3.77	627,006	0.73	(0.13)		0.75	16
26.82	(9.82)	619,527	0.73	(0.06)		0.77	56
31.33	12.92	265,905	0.73	(0.19)		0.78	57
30.57	34.16	86,150	0.74	(0.01	)(g)	0.86	69
25.17	24.26	47,434	0.74	0.34	(h)	0.98	70
21.19	7.76	13,982	0.73	0.58	(i)	0.87	70

27.49	3.70	879,134	0.92	(0.32)		1.11	16
26.52	(10.01)	929,489	0.93	(0.31)		1.13	56
31.06	12.68	1,562,284	0.92	(0.37)		1.12	57
30.39	33.91	1,254,748	0.93	(0.20	)(g)	1.12	69
25.08	24.06	894,740	0.93	0.14	(h)	1.20	70
21.15	(6.31)	827,306	0.93	0.09	(i)	1.13	70

(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.09), $(0.17), $(0.13), $0.01, $0.02 and $(0.02) for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (0.42)%, (0.92)%, (0.57)%, 0.04%, 0.09% and (0.10)% for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.
(i)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.09), $(0.17), $(0.12), less than $0.01, $0.03 and $(0.03) for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (0.46)%, (0.97)%, (0.57)%, (0.03)%, 0.24% and (0.14)% for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.
(j)	Commencement of offering of class of shares.
(k)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	63

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mid Cap Value Fund
Class A
Six Months Ended December 31, 2016 (Unaudited)	$35.41	$0.08		$2.53	$2.61	$(0.14)	$(2.24)	$(2.38)
Year Ended June 30, 2016	36.98	0.19		0.33	0.52	(0.14)	(1.95)	(2.09)
Year Ended June 30, 2015	37.25	0.20		2.52	2.72	(0.20)	(2.79)	(2.99)
Year Ended June 30, 2014	31.68	0.15	(g)	7.02	7.17	(0.15)	(1.45)	(1.60)
Year Ended June 30, 2013	25.80	0.19	(h)	6.20	6.39	(0.29)	(0.22)	(0.51)
Year Ended June 30, 2012	24.76	0.20		1.00	1.20	(0.16)	—	(0.16)

Class C
Six Months Ended December 31, 2016 (Unaudited)	34.17	(0.01)		2.43	2.42	—	(2.24)	(2.24)
Year Ended June 30, 2016	35.79	0.01		0.32	0.33	—	(1.95)	(1.95)
Year Ended June 30, 2015	36.19	0.01		2.44	2.45	(0.06)	(2.79)	(2.85)
Year Ended June 30, 2014	30.84	(0.03	)(g)	6.83	6.80	— (i)	(1.45)	(1.45)
Year Ended June 30, 2013	25.14	0.05	(h)	6.03	6.08	(0.16)	(0.22)	(0.38)
Year Ended June 30, 2012	24.13	0.07		0.98	1.05	(0.04)	—	(0.04)

Class L (formerly Institutional Class)
Six Months Ended December 31, 2016 (Unaudited)	36.19	0.17		2.60	2.77	(0.32)	(2.24)	(2.56)
Year Ended June 30, 2016	37.76	0.37		0.33	0.70	(0.32)	(1.95)	(2.27)
Year Ended June 30, 2015	37.99	0.40		2.56	2.96	(0.40)	(2.79)	(3.19)
Year Ended June 30, 2014	32.26	0.32	(g)	7.17	7.49	(0.31)	(1.45)	(1.76)
Year Ended June 30, 2013	26.24	0.34	(h)	6.31	6.65	(0.41)	(0.22)	(0.63)
Year Ended June 30, 2012	25.19	0.32		1.01	1.33	(0.28)	—	(0.28)

Class R2
Six Months Ended December 31, 2016 (Unaudited)	34.14	0.03		2.44	2.47	(0.07)	(2.24)	(2.31)
Year Ended June 30, 2016	35.73	0.10		0.32	0.42	(0.06)	(1.95)	(2.01)
Year Ended June 30, 2015	36.14	0.10		2.43	2.53	(0.15)	(2.79)	(2.94)
Year Ended June 30, 2014	30.81	0.06	(g)	6.82	6.88	(0.10)	(1.45)	(1.55)
Year Ended June 30, 2013	25.18	0.12	(h)	6.03	6.15	(0.30)	(0.22)	(0.52)
Year Ended June 30, 2012	24.27	0.14		0.97	1.11	(0.20)	—	(0.20)

Class R3
September 9, 2016(j) through December 31, 2016 (Unaudited)	35.78	0.06		2.18	2.24	(0.28)	(2.24)	(2.52)

Class R4
September 9, 2016(j) through December 31, 2016 (Unaudited)	36.18	0.09		2.21	2.30	(0.31)	(2.24)	(2.55)

Class R5
September 9, 2016(j) through December 31, 2016 (Unaudited)	36.60	0.11		2.24	2.35	(0.33)	(2.24)	(2.57)

Class R6
September 9, 2016(j) through December 31, 2016 (Unaudited)	36.60	0.12		2.23	2.35	(0.33)	(2.24)	(2.57)

Select Class
Six Months Ended December 31, 2016 (Unaudited)	35.79	0.13		2.56	2.69	(0.24)	(2.24)	(2.48)
Year Ended June 30, 2016	37.36	0.28		0.33	0.61	(0.23)	(1.95)	(2.18)
Year Ended June 30, 2015	37.61	0.28		2.55	2.83	(0.29)	(2.79)	(3.08)
Year Ended June 30, 2014	31.95	0.23	(g)	7.10	7.33	(0.22)	(1.45)	(1.67)
Year Ended June 30, 2013	26.01	0.27	(h)	6.24	6.51	(0.35)	(0.22)	(0.57)
Year Ended June 30, 2012	24.97	0.26		1.01	1.27	(0.23)	—	(0.23)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$35.64	7.33%	$2,251,296	1.23%	0.43%		1.40%	14%
35.41	1.85	2,302,567	1.24	0.54		1.41	20
36.98	7.68	2,623,772	1.23	0.53		1.38	18
37.25	23.25	3,404,974	1.23	0.42	(g)	1.37	25
31.68	25.06	3,157,503	1.23	0.67	(h)	1.38	23
25.80	4.92	1,986,930	1.24	0.83		1.41	30

34.35	7.04	531,177	1.74	(0.08)		1.82	14
34.17	1.35	549,619	1.75	0.03		1.83	20
35.79	7.12	595,385	1.74	0.03		1.84	18
36.19	22.63	608,283	1.74	(0.09	)(g)	1.87	25
30.84	24.43	534,813	1.74	0.16	(h)	1.88	23
25.14	4.38	370,781	1.75	0.32		1.91	30

36.40	7.59	11,574,107	0.74	0.93		0.93	14
36.19	2.35	10,313,629	0.75	1.04		0.94	20
37.76	8.19	10,320,516	0.74	1.05		0.94	18
37.99	23.88	8,581,992	0.74	0.92	(g)	0.97	25
32.26	25.68	6,627,529	0.74	1.16	(h)	0.98	23
26.24	5.43	3,543,900	0.74	1.33		1.01	30

34.30	7.18	66,949	1.49	0.17		1.72	14
34.14	1.61	66,167	1.50	0.29		1.75	20
35.73	7.38	71,697	1.49	0.28		1.71	18
36.14	22.94	71,958	1.49	0.17	(g)	1.62	25
30.81	24.71	57,003	1.49	0.43	(h)	1.63	23
25.18	4.65	14,824	1.49	0.59		1.66	30

35.50	6.21	21	1.24	0.54		1.25	14

35.93	6.29	21	0.99	0.79		1.00	14

36.38	6.36	21	0.79	0.99		0.80	14

36.38	6.38	51,221	0.74	1.03		0.75	14

36.00	7.47	2,664,413	0.98	0.69		1.08	14
35.79	2.11	2,332,160	0.99	0.80		1.11	20
37.36	7.92	2,347,703	0.98	0.75		1.10	18
37.61	23.59	2,967,759	0.98	0.67	(g)	1.12	25
31.95	25.35	2,870,752	0.98	0.92	(h)	1.13	23
26.01	5.20	1,836,012	0.98	1.09		1.16	30

(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends the net investment income (loss) per share would have been $0.14, $(0.03), $0.32, $0.05 and $0.23 for Class A, Class C, Class L, Class R2 and Select Class Shares, respectively and the net investment income (loss) ratio would have been 0.41%, (0.10)%, 0.90%, 0.16% and 0.66% for Class A, Class C, Class L, Class R2 and Select Class Shares, respectively.
(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends the net investment income (loss) per share would have been $0.16, $0.01, $0.31, $0.09 and $0.23 for Class A, Class C, Class L, Class R2 and Select Class Shares, respectively and the net investment income (loss) ratio would have been 0.55%, 0.04%, 1.04%, 0.31% and 0.80% for Class A, Class C, Class L, Class R2 and Select Class Shares, respectively.
(i)	Amount rounds to less than $0.005.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	65

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations

	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations
Multi-Cap Market Neutral Fund
Class A
Six Months Ended December 31, 2016 (Unaudited)	$9.90	$(0.05)		$0.20	$0.15
Year Ended June 30, 2016	9.87	(0.10)		0.13	0.03
Year Ended June 30, 2015	9.91	(0.11)		0.07	(0.04)
Year Ended June 30, 2014	9.79	(0.13)		0.25	0.12
Year Ended June 30, 2013	9.69	(0.11	)(h)	0.21	0.10
Year Ended June 30, 2012	9.81	(0.14)		0.02	(0.12)

Class C
Six Months Ended December 31, 2016 (Unaudited)	9.29	(0.07)		0.19	0.12
Year Ended June 30, 2016	9.31	(0.14)		0.12	(0.02)
Year Ended June 30, 2015	9.40	(0.15)		0.06	(0.09)
Year Ended June 30, 2014	9.33	(0.17)		0.24	0.07
Year Ended June 30, 2013	9.30	(0.17	)(h)	0.20	0.03
Year Ended June 30, 2012	9.48	(0.20)		0.02	(0.18)

Select Class
Six Months Ended December 31, 2016 (Unaudited)	10.13	(0.04)		0.21	0.17
Year Ended June 30, 2016	10.07	(0.08)		0.14	0.06
Year Ended June 30, 2015	10.09	(0.09)		0.07	(0.02)
Year Ended June 30, 2014	9.94	(0.11)		0.26	0.15
Year Ended June 30, 2013	9.82	(0.09	)(h)	0.21	0.12
Year Ended June 30, 2012	9.91	(0.12)		0.03	(0.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% or unless otherwise noted.
(f)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding dividend expense and interest expense for securities sold short) for Class A are 1.23% and 1.63% for the six months ended December 31, 2016, 1.27% and 1.69% for the year ended June 30, 2016, 1.48% and 1.95% for 2015, 1.49% and 1.91% for 2014, 1.48% and 1.88% for 2013, 1.48% and 1.94% for 2012; for Class C are 1.73% and 2.13% for the six months ended December 31, 2016, 1.77% and 2.20% for the year ended June 30, 2016, 1.98% and 2.45% for 2015, 1.99% and 2.40% for 2014, 2.15% and 2.38% for 2013, 2.23% and 2.44% for 2012; for Select Class are 0.98% and 1.23% for the six months ended December 31, 2016, 1.03% and 1.30% for the year ended June 30, 2016, 1.23% and 1.64% for 2015, 1.23% and 1.65% for 2014, 1.23% and 1.63% for 2013, 1.23% and 1.69% for 2012, respectively.
(g)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.13), $(0.19) and $(0.11) for Class A, Class C and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (1.38)%, (2.06)% and (1.16)% for Class A, Class C and Select Class Shares, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (including dividend and interest expense for securities sold short) (e)(f)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits (including dividend and interest expense for securities sold short) (f)	Portfolio turnover rate (g)	Portfolio turnover rate (including short sales) (g)

$10.05	1.52%	$5,411	2.37%	(1.04)%		2.76%	42%	117%
9.90	0.30	6,608	2.52	(0.97)		2.94	111	258
9.87	(0.40)	6,273	2.68	(1.14)		3.15	74	204
9.91	1.23	10,301	2.78	(1.36)		3.20	106	227
9.79	1.03	14,101	3.04	(1.13	)(h)	3.44	94	251
9.69	(1.22)	19,759	2.86	(1.42)		3.32	151	316

9.41	1.29	5,220	2.87	(1.53)		3.26	42	117
9.29	(0.21)	6,147	3.02	(1.47)		3.45	111	258
9.31	(0.96)	6,760	3.18	(1.62)		3.65	74	204
9.40	0.75	8,602	3.28	(1.85)		3.70	106	227
9.33	0.32	11,181	3.69	(1.81	)(h)	3.92	94	251
9.30	(1.90)	15,677	3.61	(2.17)		3.82	151	316

10.30	1.68	158,050	2.12	(0.75)		2.38	42	117
10.13	0.60	175,348	2.28	(0.74)		2.55	111	258
10.07	(0.20)	277,647	2.43	(0.89)		2.84	74	204
10.09	1.51	431,890	2.52	(1.07)		2.94	106	227
9.94	1.22	317,974	2.78	(0.90	)(h)	3.18	94	251
9.82	(0.91)	476,803	2.61	(1.17)		3.07	151	316

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	67

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Value Advantage Fund
Class A
Six Months Ended December 31, 2016 (Unaudited)	$28.66	$0.13	$3.60	$3.73	$(0.30)	$—	$(0.30)
Year Ended June 30, 2016	29.84	0.27	(0.99)	(0.72)	(0.17)	(0.29)	(0.46)
Year Ended June 30, 2015	29.15	0.19	1.47	1.66	(0.26)	(0.71)	(0.97)
Year Ended June 30, 2014	24.64	0.34	5.03	5.37	(0.16)	(0.70)	(0.86)
Year Ended June 30, 2013	19.96	0.22	4.75	4.97	(0.20)	(0.09)	(0.29)
Year Ended June 30, 2012	19.07	0.25	0.84	1.09	(0.20)	—	(0.20)

Class C
Six Months Ended December 31, 2016 (Unaudited)	28.52	0.06	3.56	3.62	(0.17)	—	(0.17)
Year Ended June 30, 2016	29.72	0.14	(0.99)	(0.85)	(0.06)	(0.29)	(0.35)
Year Ended June 30, 2015	29.08	0.04	1.47	1.51	(0.16)	(0.71)	(0.87)
Year Ended June 30, 2014	24.61	0.20	5.02	5.22	(0.05)	(0.70)	(0.75)
Year Ended June 30, 2013	19.91	0.11	4.74	4.85	(0.06)	(0.09)	(0.15)
Year Ended June 30, 2012	19.01	0.16	0.84	1.00	(0.10)	—	(0.10)

Class L (formerly Institutional Class)
Six Months Ended December 31, 2016 (Unaudited)	28.86	0.20	3.63	3.83	(0.46)	—	(0.46)
Year Ended June 30, 2016	30.06	0.43	(1.02)	(0.59)	(0.32)	(0.29)	(0.61)
Year Ended June 30, 2015	29.31	0.34	1.50	1.84	(0.38)	(0.71)	(1.09)
Year Ended June 30, 2014	24.74	0.48	5.04	5.52	(0.25)	(0.70)	(0.95)
Year Ended June 30, 2013	19.99	0.34	4.75	5.09	(0.25)	(0.09)	(0.34)
Year Ended June 30, 2012	19.11	0.35	0.83	1.18	(0.30)	—	(0.30)

Class R3
September 9, 2016 (g) through December 31, 2016 (Unaudited)	29.33	0.08	2.97	3.05	(0.44)	—	(0.44)

Class R4
September 9, 2016 (g) through December 31, 2016 (Unaudited)	29.56	0.10	3.00	3.10	(0.46)	—	(0.46)

Class R5
September 9, 2016 (g) through December 31, 2016 (Unaudited)	29.57	0.12	3.00	3.12	(0.48)	—	(0.48)

Class R6
September 9, 2016 (g) through December 31, 2016 (Unaudited)	29.57	0.15	2.98	3.13	(0.49)	—	(0.49)

Select Class
Six Months Ended December 31, 2016 (Unaudited)	28.86	0.17	3.62	3.79	(0.39)	—	(0.39)
Year Ended June 30, 2016	29.99	0.33	(0.98)	(0.65)	(0.19)	(0.29)	(0.48)
Year Ended June 30, 2015	29.27	0.27	1.48	1.75	(0.32)	(0.71)	(1.03)
Year Ended June 30, 2014	24.72	0.42	5.03	5.45	(0.20)	(0.70)	(0.90)
Year Ended June 30, 2013	20.00	0.28	4.75	5.03	(0.22)	(0.09)	(0.31)
Year Ended June 30, 2012	19.12	0.30	0.83	1.13	(0.25)	—	(0.25)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)

Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$32.09	12.98%	$1,854,162	1.24%	0.87%	1.39%	9%
28.66	(2.34)	2,045,698	1.24	0.98	1.43	26
29.84	5.78	2,440,061	1.24	0.64	1.41	17
29.15	22.19	1,701,250	1.24	1.26	1.33	36
24.64	25.09	784,359	1.24	0.98	1.33	22
19.96	5.83	206,816	1.25	1.34	1.41	49

31.97	12.68	771,589	1.74	0.37	1.83	9
28.52	(2.82)	728,800	1.74	0.49	1.85	26
29.72	5.26	701,023	1.73	0.14	1.83	17
29.08	21.58	402,880	1.74	0.74	1.83	36
24.61	24.45	212,198	1.74	0.49	1.83	22
19.91	5.32	117,937	1.75	0.84	1.91	49

32.23	13.25	3,666,117	0.75	1.32	0.87	9
28.86	(1.87)	5,901,818	0.74	1.50	0.88	26
30.06	6.36	5,058,172	0.74	1.15	0.90	17
29.31	22.77	3,042,506	0.74	1.77	0.93	36
24.74	25.73	1,455,125	0.74	1.50	0.93	22
19.99	6.36	384,525	0.75	1.86	1.01	49

31.94	10.37	22	1.24	0.81	1.25	9

32.20	10.44	22	0.99	1.06	1.00	9

32.21	10.53	22	0.79	1.26	0.80	9

32.21	10.55	2,937,216	0.74	1.61	0.75	9

32.26	13.12	1,438,568	0.99	1.11	1.06	9
28.86	(2.10)	1,414,635	0.99	1.16	1.05	26
29.99	6.05	3,095,251	0.99	0.89	1.05	17
29.27	22.49	2,546,808	0.99	1.53	1.08	36
24.72	25.38	1,245,241	0.99	1.23	1.08	22
20.00	6.09	422,861	1.00	1.62	1.16	49

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), an open-end management investment company, was organized as a Massachusetts business trust on September 23, 1997.

J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”, with JPM I, JPM II and JPMMFIT (collectively, the “Trusts”)), an open-end management investment company, was organized as a Maryland corporation on August 19, 1997.

The following are 6 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Growth Advantage Fund	Class A, Class C, Class R5, Class R6 and Select Class	JPMMFIT	Diversified
Mid Cap Equity Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM I	Diversified
Mid Cap Growth Fund	Class A, Class C, Class R2, Class R3*, Class R4*, Class R5, Class R6 and Select Class	JPM II	Diversified
Mid Cap Value Fund	Class A, Class C, Class L**, Class R2, Class R3*, Class R4*, Class R5***, Class R6*** and Select Class	JPMFMFG	Diversified
Multi-Cap Market Neutral Fund	Class A, Class C, and Select Class	JPM II	Diversified
Value Advantage Fund	Class A, Class C, Class L**, Class R3*, Class R4*, Class R5***, Class R6*** and Select Class	JPM I	Diversified

*	Class R3 and Class R4 Shares commenced operations on September 9, 2016 for Mid Cap Growth Fund, Mid Cap Value Fund and Value Advantage Fund.
**	Effective December 1, 2016, Institutional Class was renamed Class L and is publicly offered on a limited basis.
***	Class R5 and Class R6 Shares commenced operations on September 9, 2016 for Mid Cap Value Fund and Value Advantage Fund.

The investment objective of Growth Advantage Fund and Mid Cap Equity Fund is to seek to provide long-term capital growth.

The investment objective of Mid Cap Growth Fund is to seek growth of capital.

The investment objective of Mid Cap Value Fund is to seek growth from capital appreciation.

The investment objective of Multi-Cap Market Neutral Fund is to seek long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance.

The investment objective of Value Advantage Fund is to seek to provide long-term total return from a combination of income and capital gains.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class L, Class R2, Class R3, Class R4, Class R5, Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the

70	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Growth Advantage Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,091,615	$—	$—	$6,091,615

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,605,593	$—	$—	$2,605,593

Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,722,257	$—	$—	$2,722,257

Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$17,166,845	$—	$—	$17,166,845

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 (Unaudited) (continued)

Multi-Cap Market Neutral Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$173,052	$—	$—	$173,052

Total Liabilities for Securities Sold Short (a)	$(148,679)	$—	$—	$(148,679)

Appreciation in Other Financial Instruments
Futures Contracts	$11	$—	$—	$11

Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,691,089	$—	$—	$10,691,089

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the six months ended December 31, 2016.

B. Short Sales — Multi-Cap Market Neutral Fund engages in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Fund’s custodian for the benefit of the broker is recorded as Restricted Cash on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as Interest income or Interest expense on securities sold short on the Statements of Operations.

The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as change in net unrealized appreciation (depreciation) on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.

As of December 31, 2016, the Fund had outstanding short sales as listed on the SOI.

C. Futures Contracts — Multi-Cap Market Neutral Fund used index futures contracts to gain or reduce exposure to the stock market, maintain liquidity or minimize transaction costs. The Fund also bought futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the

72	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade.

The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the six months ended December 31, 2016 (amounts in thousands):

Multi-Cap Market Neutral Fund
Futures Contracts:
Average Notional Balance Short	$1,448
Ending Notional Balance Short	721

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, and dividend expense on securities sold short, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees and sub-transfer agency fees are class-specific expenses. The amount of the transfer agency fees and sub-transfer agency fees charged to each class of the Funds for the six months ended December 31, 2016 are as follows (amounts in thousands):

	Class A	Class C	Class L (formerly Institutional Class)	Class R2	Class R3		Class R4		Class R5		Class R6		Select Class	Total
Growth Advantage Fund
Transfer agency fees	$51	$21	n/a	n/a	n/a		n/a		$3		$10		$18	$103
Sub-transfer agency fees	716	257	n/a	n/a	n/a		n/a		37		—		234	1,244
Mid Cap Equity Fund
Transfer agency fees	7	1	n/a	$1	n/a		n/a		—	(a)	5		10	24
Sub-transfer agency fees	251	33	n/a	1	n/a		n/a		1		—		409	695
Mid Cap Growth Fund
Transfer agency fees	187	7	n/a	3	$—	(a)	$—	(a)	2		13		17	229
Sub-transfer agency fees	455	54	n/a	29	—		—		104		—		487	1,129
Mid Cap Value Fund
Transfer agency fees	79	13	$394	4	—	(a)	—	(a)	—	(a)	—	(a)	20	510
Sub-transfer agency fees	1,727	190	4,000	69	—		—		—		—		1,080	7,066
Multi-Cap Market Neutral Fund
Transfer agency fees	1	1	n/a	n/a	n/a		n/a		n/a		n/a		1	3
Sub-transfer agency fees	3	4	n/a	n/a	n/a		n/a		n/a		n/a		6	13
Value Advantage Fund
Transfer agency fees	49	26	31	n/a	—	(a)	—	(a)	—	(a)	5		17	128
Sub-transfer agency fees	1,381	303	533	n/a	—		—		—		—		391	2,608

(a)	Amount rounds to less than 500.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 (Unaudited) (continued)

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of December 31, 2016, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared and paid at least annually, except for the Mid Cap Equity Fund, Mid Cap Growth Fund and Multi-Cap Market Neutral Fund, for which distributions are generally declared and paid at least quarterly. Distributions are declared separately for each class of each Fund. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, J.P. Morgan Investment Management Inc. the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.65%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Multi-Cap Market Neutral Fund	0.80
Value Advantage Fund	0.65

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended December 31, 2016, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 and Class R3 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. Class L, Class R4, Class R5, Class R6 and Select Class Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	n/a	n/a
Mid Cap Equity Fund	0.25	0.75	0.50%	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25%
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Multi-Cap Market Neutral Fund	0.25	0.75	n/a	n/a
Value Advantage Fund	0.25	0.75	n/a	0.25

74	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2016, the Distributor retained the following (amounts in thousands):

	Front-End Sales Charge		CDSC
Growth Advantage Fund	$234		$3
Mid Cap Equity Fund	122		1
Mid Cap Growth Fund	44		—	(a)
Mid Cap Value Fund	21		1
Multi-Cap Market Neutral Fund	—	(a)	—
Value Advantage Fund	147		2

(a)	Amount rounds to less than 500.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not charge a shareholder servicing fee. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class L	Class R2	Class R3	Class R4	Class R5	Select Class
Growth Advantage Fund	0.25%	0.25%	n/a	n/a	n/a	n/a	0.05%	0.25%
Mid Cap Equity Fund	0.25	0.25	n/a	0.25%	n/a	n/a	0.05	0.25
Mid Cap Growth Fund	0.25	0.25	n/a	0.25	0.25%	0.25%	0.05	0.25
Mid Cap Value Fund	0.25	0.25	0.10%	0.25	0.25	0.25	0.05	0.25
Multi-Cap Market Neutral Fund	0.25	0.25	n/a	n/a	n/a	n/a	n/a	0.25
Value Advantage Fund	0.25	0.25	0.10	n/a	0.25	0.25	0.05	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived shareholder servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A		Class C		Class L	Class R2		Class R3	Class R4	Class R5	Class R6	Select Class
Growth Advantage Fund*	1.24%		1.74%		n/a	n/a		n/a	n/a	0.85%	0.75%	0.99%
Mid Cap Equity Fund	1.25		1.75		n/a	1.50%		n/a	n/a	0.80	0.75	0.90
Mid Cap Growth Fund	1.24		1.74		n/a	1.49	**	1.24%	0.99%	0.79	0.74	0.93
Mid Cap Value Fund	1.24		1.75		0.75%	1.50		1.25	1.00	0.85	0.75	0.99
Multi-Cap Market Neutral Fund	1.25		1.75		n/a	n/a		n/a	n/a	n/a	n/a	0.99
Value Advantage Fund	1.24	***	1.74	***	0.75	n/a		1.25	1.00	0.85	0.75	0.99	***

*	The contractual expense percentages in the table above are in place until at least October 31, 2018. Prior to November 1, 2016, the contractual expense limitation for Growth Advantage Fund was 1.25%, 1.75%, 0.90%, 0.85% and 1.10%, for Class A, Class C, Class R5, Class R6 and Select Class Shares, respectively.
**

The contractual expense percentage in the table above is in place until at least October 31, 2018. For Mid Cap Growth Fund Class R2 Shares, the Adviser, Administrator and/or Distributor contractually waived fees and/or reimbursed the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceeded 1.40% of the Fund’s average daily net assets during the period July 1, 2016 through October 31, 2016. During the period November 1, 2016

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 (Unaudited) (continued)

through December 31, 2016 the Adviser, Administrator and/or Distributor voluntarily waived fees and/or reimbursed the Fund to the extent that total annual operating expenses for Class R2 Shares exceeded 1.40%. The Fund’s service providers are under no obligation to continue the voluntary waivers and may discontinue them at any time.
***	The contractual expense percentages in the table above are in place until at least October 31, 2018. Prior to November 1, 2016, the contractual expense limitation for Value Advantage Fund was 1.25%, 1.75%, and 1.00%, for Class A, Class C and Select Class Shares, respectively.

Except as noted above, the expense limitation agreements were in effect for the six months ended December 31, 2016 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2017.

For the six months ended December 31, 2016, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Growth Advantage Fund	$6	$4	$1,187	$1,197	$2
Mid Cap Equity Fund	68	45	1,016	1,129	16
Mid Cap Growth Fund	133	87	1,544	1,764	63
Mid Cap Value Fund	1,400	920	8,043	10,363	2,674
Multi-Cap Market Neutral Fund	150	74	8	232	—
Value Advantage Fund	699	466	4,015	5,180	183

Voluntary Waivers
Shareholder Servicing
Mid Cap Growth Fund	$4

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or Distributor, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund.

The amount of waivers resulting from investments in these money market funds for the six months ended December 31, 2016 was as follows (amounts in thousands):

Growth Advantage Fund	$93
Mid Cap Equity Fund	64
Mid Cap Growth Fund	43
Mid Cap Value Fund	531
Multi-Cap Market Neutral Fund	14
Value Advantage Fund	133

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended December 31, 2016, Mid Cap Equity Fund and Mid Cap Growth Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

76	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

The Funds may use related party broker-dealers. For the six months ended December 31, 2016, the Funds incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows (amounts in thousands):

Growth Advantage Fund	$—	(a)
Mid Cap Equity Fund	—	(a)
Mid Cap Growth Fund	—	(a)
Mid Cap Value Fund	—
Multi-Cap Market Neutral Fund	—
Value Advantage Fund	2

(a)	Amount rounds to less than 500.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended December 31, 2016, purchases and sales of investments (excluding short-term investments and transfers in-kind) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Growth Advantage Fund	$1,007,381	$1,165,228	$—	$—
Mid Cap Equity Fund	519,724	437,535	—	—
Mid Cap Growth Fund	438,335	663,504	—	—
Mid Cap Value Fund	2,563,299	2,249,214	—	—
Multi-Cap Market Neutral Fund	68,408	111,382	81,812	120,709
Value Advantage Fund	949,240	1,706,245	—	—

During the six months ended December 31, 2016, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at December 31, 2016 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$4,635,986	$1,615,703	$160,074	1,455,629
Mid Cap Equity Fund	1,971,028	699,682	65,117	634,565
Mid Cap Growth Fund	2,304,843	542,753	125,339	417,414
Mid Cap Value Fund	11,728,335	5,621,106	182,596	5,438,510
Multi-Cap Market Neutral	155,101	21,304	3,353	17,951
Value Advantage Fund	8,149,420	2,643,635	101,966	2,541,669

Under the Regulated Investment Company Modernization Act of 2010 (“the “Act”), net capital losses recognized by the Funds after June 30, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At June 30, 2016, the following Funds had pre-enactment net capital loss carryforwards, expiring during the years indicated, which are available to offset future realized gains (amounts in thousands):

2018
Mid Cap Value Fund	$14,734	*

*	Amount includes capital loss carryforwards from business combinations, which are limited in future years under Internal Revenue Code Sections 381-384.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	77

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 (Unaudited) (continued)

At June 30, 2016, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Multi-Cap Market Neutral Fund	$2,351	$—
Value Advantage Fund	36,131	13,093

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the six months ended December 31, 2016.

In addition, effective August 16, 2016, the Trust along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the Fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. The initial term of the Credit Facility is 364 days, unless extended.

The Funds did not utilize the Credit Facility during the six months ended December 31, 2016.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of December 31, 2016, the J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of the following Funds:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Growth Advantage Fund	n/a	39.9%
Mid Cap Equity Fund	n/a	52.0
Multi-Cap Market Neutral Fund	89.3%	n/a
Value Advantage Fund	n/a	23.3

78	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

As of December 31, 2016, the Funds had omnibus accounts which represented the percentage of each Fund’s net assets as follows:

	Number of Non-affiliated Omnibus Accounts	% of the Fund
Mid Cap Equity Fund	1	16.9%
Mid Cap Value Fund	1	18.6
Value Advantage Fund	1	12.6

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

As of December 31, 2016, the Multi-Cap Market Neutral Fund pledged a significant portion of its assets for securities sold short to Citigroup Global Markets, Inc., who also held 100% of the Multi-Cap Market Neutral Fund’s cash proceeds for securities sold short.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	79

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, July 1, 2016, and continued to hold your shares at the end of the reporting period, December 31, 2016.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period	Annualized Expense Ratio
Growth Advantage Fund
Class A
Actual*	$1,000.00	$1,052.00	$6.41	1.24%
Hypothetical*	1,000.00	1,018.95	6.31	1.24
Class C
Actual*	1,000.00	1,049.60	8.99	1.74
Hypothetical*	1,000.00	1,016.43	8.84	1.74
Class R5
Actual*	1,000.00	1,054.10	4.50	0.87
Hypothetical*	1,000.00	1,020.82	4.43	0.87
Class R6
Actual*	1,000.00	1,054.70	3.83	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74
Select Class
Actual*	1,000.00	1,053.60	5.28	1.02
Hypothetical*	1,000.00	1,020.06	5.19	1.02

Mid Cap Equity Fund
Class A
Actual*	1,000.00	1,053.90	6.42	1.24
Hypothetical*	1,000.00	1,018.95	6.31	1.24
Class C
Actual*	1,000.00	1,051.10	9.00	1.74
Hypothetical*	1,000.00	1,016.43	8.84	1.74
Class R2
Actual*	1,000.00	1,052.30	7.71	1.49
Hypothetical*	1,000.00	1,017.69	7.58	1.49

80	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period	Annualized Expense Ratio
Mid Cap Equity Fund (continued)
Class R5
Actual*	$1,000.00	$1,056.30	$4.09	0.79%
Hypothetical*	1,000.00	1,021.22	4.02	0.79
Class R6
Actual*	1,000.00	1,056.30	3.84	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74
Select Class
Actual*	1,000.00	1,055.60	4.61	0.89
Hypothetical*	1,000.00	1,020.72	4.53	0.89

Mid Cap Growth Fund
Class A
Actual*	1,000.00	1,035.50	6.31	1.23
Hypothetical*	1,000.00	1,019.00	6.26	1.23
Class C
Actual*	1,000.00	1,032.70	8.86	1.73
Hypothetical*	1,000.00	1,016.48	8.79	1.73
Class R2
Actual*	1,000.00	1,034.70	7.13	1.39
Hypothetical*	1,000.00	1,018.20	7.07	1.39
Class R3
Actual**	1,000.00	1,015.60	3.77	1.23
Hypothetical*	1,000.00	1,019.00	6.26	1.23
Class R4
Actual**	1,000.00	1,016.30	3.00	0.98
Hypothetical*	1,000.00	1,020.27	4.99	0.98
Class R5
Actual*	1,000.00	1,037.80	4.01	0.78
Hypothetical*	1,000.00	1,021.27	3.97	0.78
Class R6
Actual*	1,000.00	1,037.70	3.75	0.73
Hypothetical*	1,000.00	1,021.53	3.72	0.73
Select Class
Actual*	1,000.00	1,037.00	4.72	0.92
Hypothetical*	1,000.00	1,020.57	4.69	0.92

Mid Cap Value Fund
Class A
Actual*	1,000.00	1,073.30	6.43	1.23
Hypothetical*	1,000.00	1,019.00	6.26	1.23
Class C
Actual*	1,000.00	1,070.40	9.08	1.74
Hypothetical*	1,000.00	1,016.43	8.84	1.74
Class L (formerly Institutional Class)
Actual*	1,000.00	1,075.90	3.87	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74
Class R2
Actual*	1,000.00	1,071.80	7.78	1.49
Hypothetical*	1,000.00	1,017.69	7.58	1.49
Class R3
Actual**	1,000.00	1,062.10	3.89	1.24
Hypothetical*	1,000.00	1,018.95	6.31	1.24
Class R4
Actual**	1,000.00	1,062.90	3.11	0.99
Hypothetical*	1,000.00	1,020.21	5.04	0.99

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	81

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period	Annualized Expense Ratio
Mid Cap Value Fund (continued)
Class R5
Actual**	$1,000.00	$1,063.60	$2.48	0.79%
Hypothetical*	1,000.00	1,021.22	4.02	0.79
Class R6
Actual**	1,000.00	1,063.80	2.32	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74
Select Class
Actual*	1,000.00	1,074.70	5.12	0.98
Hypothetical*	1,000.00	1,020.27	4.99	0.98

Multi-Cap Market Neutral Fund
Class A
Actual*	1,000.00	1,015.20	12.04	2.37
Hypothetical*	1,000.00	1,013.26	12.03	2.37
Class C
Actual*	1,000.00	1,012.90	14.56	2.87
Hypothetical*	1,000.00	1,010.74	14.55	2.87
Select Class
Actual*	1,000.00	1,016.80	10.78	2.12
Hypothetical*	1,000.00	1,014.52	10.76	2.12

Value Advantage Fund
Class A
Actual*	1,000.00	1,129.80	6.66	1.24
Hypothetical*	1,000.00	1,018.95	6.31	1.24
Class C
Actual*	1,000.00	1,126.80	9.33	1.74
Hypothetical*	1,000.00	1,016.43	8.84	1.74
Class L (formerly Institutional Class)
Actual*	1,000.00	1,132.50	4.03	0.75
Hypothetical*	1,000.00	1,021.42	3.82	0.75
Class R3
Actual**	1,000.00	1,103.70	3.97	1.24
Hypothetical*	1,000.00	1,018.95	6.31	1.24
Class R4
Actual**	1,000.00	1,104.40	3.17	0.99
Hypothetical*	1,000.00	1,020.21	5.04	0.99
Class R5
Actual**	1,000.00	1,105.30	2.53	0.79
Hypothetical*	1,000.00	1,021.22	4.02	0.79
Class R6
Actual**	1,000.00	1,105.50	2.37	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74
Select Class
Actual*	1,000.00	1,131.20	5.32	0.99
Hypothetical*	1,000.00	1,020.21	5.04	0.99

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 111/365 (to reflect the actual period.) Commencement of operations was September 9, 2016.

82	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2016, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 17, 2016.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). The Trustees’ independent consultant also provided additional analyses of the performance of the Funds in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of the administrative services provided by J.P. Morgan Investment Management Inc. in its role as administrator (“JPMIM”).

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	83

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (Continued)

designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and JPMIM earn fees from the Funds for providing shareholder and administrative services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Senior/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Mid Cap Growth Fund, Mid Cap Value Fund and Multi-Cap Market Neutral Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Growth Advantage Fund, Mid Cap Equity Fund, and Value Advantage Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services

84	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Broadridge/Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe”), as well as a sub-set of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in each Fund’s Peer Group and Universe. The Broadridge/Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Growth Advantage Fund’s performance for Class A shares was in first quintile for each of the one-, three- and five year periods ended December 31, 2015, based upon both the Peer Group and Universe. The Trustees noted that the performance for Select Class shares was in the first, first and second quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2015, respectively, and in the first quintile for each of the one-, three- and five year periods ended December 31, 2015 based upon the Universe. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Mid Cap Equity Fund’s performance for Class A shares was in the fourth, third and second quintiles for the one-, three-, and five-year periods ended December 31, 2015, respectively, based upon both the Peer Group and Universe. The Trustees noted that the performance for Select Class shares was in the fourth, third and third quintiles based upon the Peer Group, and in the fourth, second and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Mid Cap Growth Fund’s performance for Class A shares was in the fourth, second and third quintiles based upon the Peer Group, and in the third, first and third quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2015, respectively. The Trustees noted that the performance for Select Class shares was in the third, first and third quintiles based upon the Peer Group, and in the third, first and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Mid Cap Value Fund’s performance for Class A shares was in the third, third and second quintiles based upon the Peer Group, and in the fourth, third and first quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that the performance for Select Class shares was in the second, second and first quintiles based upon the Peer Group, and in the fourth, third and first quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Multi-Cap Market Neutral Fund’s performance for both Class A and Select Class Shares was in the second, second and third quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	85

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (Continued)

The Trustees noted that the Value Advantage Fund’s performance for Class A shares was in the third quintile based upon the Peer Group for each of the one-, three-, and five-year periods ended December 31, 2015, and in the third, third and second quintiles based upon the Universe, for one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that the performance for Select Class shares was in the second quintile based upon the Peer Group for both the one- and three-year periods ended December 31, 2015, and in the third, second and first quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Growth Advantage Fund’s net advisory fee and actual total expenses for Class A shares were in the fourth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Select Class shares were in the third and fourth quintiles based upon the Peer Group and Universe, respectively. The Trustees also noted that the expense caps for certain share classes were reduced effective November 1, 2016. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Mid Cap Equity Fund’s net advisory fee for Class A shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Select Class shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Select Class shares were in the third quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Mid Cap Growth Fund’s net advisory fee for Class A shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Select Class Shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Select Class shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Mid Cap Value Fund’s net advisory fee for Class A shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares was in the fifth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Select Class shares were in the fourth and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Multi-Cap Market Neutral Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Select Class shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Select Class shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Value Advantage Fund’s net advisory fee Class A shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fifth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Select Class shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Select Class shares were in the third and fourth quintiles based upon the Peer Group and Universe, respectively. The Trustees also noted

86	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2016

that the expense caps for certain share classes were reduced effective November 1, 2016. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

DECEMBER 31, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	87

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. December 2016.	SAN-MC-1216

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable to a semi-annual report.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 3, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
March 3, 2017